UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-10001
Oppenheimer Main Street Opportunity Fund

(Exact name of registrant as specified in charter)
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924

(Exact name of registrant as specified in charter)
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008

(Exact name of registrant as specified in charter)
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: July 31
Date of reporting period: 01/31/2009

Item 1. Reports to Stockholders.

January 31, 2009

Oppenheimer

Main Street Opportunity Fund®

Management Commentaries and Semiannual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Managers

Listing of Top Holdings

SEMIANNUAL REPORT

Listing of Investments

Financial Statements

OppenheimerFunds®

The Right Way to Invest

January 31, 2009 Oppenheimer Management Main Street Commentaries and Opportunity Fund® Semiannual Report MANAGEMENT COMMENTARIES An Interview with Your Fund’s Managers Listing of Top Holdings SEMIANNUAL REPORT Listing of Investments Financial Statements

TOP HOLDINGS AND ALLOCATIONS
Top Ten Common Stock Industries

Oil, Gas & Consumable Fuels	14.8%
Semiconductors & Semiconductor Equipment	6.1
Software	5.1
Machinery	4.5
Computers & Peripherals	4.3
Energy Equipment & Services	3.9
Insurance	3.9
Specialty Retail	3.5
Communications Equipment	3.2
Aerospace & Defense	3.1
Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2009, and are based on net assets.
Top Ten Common Stock Holdings

Exxon Mobil Corp.	3.3%
Chevron Corp.	1.5
International Business Machines Corp.	1.5
Microsoft Corp.	1.4
Hewlett-Packard Co.	1.1
Cisco Systems, Inc.	1.1
Apache Corp.	1.1
ConocoPhillips	1.0
Intel Corp.	1.0
Time Warner, Inc.	1.0
Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2009, and are based on net assets.
For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.
9 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

TOP HOLDINGS AND ALLOCATIONS
Sector Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2009, and are based on the total market value of common stocks.
10 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 9/25/00. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 9/25/00. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the “since inception” return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 9/25/00. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
11 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES
Class Y shares of the Fund were first publicly offered on 9/25/00. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
12 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions
13 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FUND EXPENSES Continued
described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	August 1, 2008	January 31, 2009	January 31, 2009

Class A	$1,000.00	$647.30	$5.08
Class B	1,000.00	643.90	8.34
Class C	1,000.00	644.60	8.17
Class N	1,000.00	645.80	6.21
Class Y	1,000.00	648.20	3.12

Hypothetical
(5% return before expenses)

Class A	1,000.00	1,019.06	6.23
Class B	1,000.00	1,015.12	10.21
Class C	1,000.00	1,015.32	10.01
Class N	1,000.00	1,017.69	7.61
Class Y	1,000.00	1,021.42	3.83
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended January 31, 2009 are as follows:

Class	Expense Ratios

Class A	1.22%
Class B	2.00
Class C	1.96
Class N	1.49
Class Y	0.75
The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
14 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS January 31, 2009 / Unaudited

	Shares	Value

Common Stocks—99.7%
Consumer Discretionary—12.2%
Auto Components—0.7%
American Axle & Manufacturing Holdings, Inc.	95,700	$104,313
ArvinMeritor, Inc.[1]	252,800	442,400
Autoliv, Inc.	107,900	1,984,281
BorgWarner, Inc.	68,300	1,152,904
Cooper Tire & Rubber Co.	169,100	789,697
Drew Industries, Inc.[2]	54,566	470,359
Exide Technologies[2]	82,600	299,838
Goodyear Tire & Rubber Co. (The)[2]	157,971	974,681
Johnson Controls, Inc.	72,600	908,226
Lear Corp.[2]	159,330	144,990
Modine Manufacturing Co.	51,800	141,932
Stoneridge, Inc.[2]	40,400	79,184
Superior Industries International, Inc.[1]	27,100	278,317
Tenneco, Inc.[2]	267,508	492,215
TRW Automotive Holdings Corp.[2]	229,900	710,391
WABCO Holdings, Inc.	121,300	1,813,435

		10,787,163

Automobiles—0.1%
Thor Industries, Inc.	78,000	825,240
Winnebago Industries, Inc.	77,983	431,246

		1,256,486

Distributors—0.0%
Core-Mark Holding Co., Inc.[2]	1,700	31,178
Diversified Consumer Services—0.4%
Brink’s Home Security Holdings, Inc.[2]	18,300	418,521
Career Education Corp.[2]	87,412	1,905,582
Pre-Paid Legal Services, Inc.[1,2]	15,900	534,558
Regis Corp.	49,366	555,368
Service Corp. International	109,700	499,135
Steiner Leisure Ltd.[2]	30,380	757,373
Stewart Enterprises, Inc.[1]	89,172	304,968
Universal Technical Institute, Inc.[2]	35,300	618,809

		5,594,314

Hotels, Restaurants & Leisure—1.5%
Ameristar Casinos, Inc.	83,200	746,304
Bally Technologies, Inc.[2]	54,800	1,106,412
BJ’s Restaurants, Inc.[2]	22,600	250,860
Bob Evans Farms, Inc.	60,300	1,058,868
Boyd Gaming Corp.[1]	245,700	1,181,817
Brinker International, Inc.	182,147	1,998,153
California Pizza Kitchen, Inc.[2]	59,100	612,276
Carnival Corp.	57,610	1,047,926
CEC Entertainment, Inc.[2]	57,788	1,348,772
Cheesecake Factory, Inc. (The)[2]	75,555	655,817
Chipotle Mexican Grill, Inc., Cl. B2	905	41,196
Churchill Downs, Inc.	1,400	48,314
CKE Restaurants, Inc.	61,900	513,770
Cracker Barrel Old Country Store, Inc.	48,137	845,767
Denny’s Corp.[2]	179,700	309,084
DineEquity, Inc.[1]	51,677	456,825
Domino’s Pizza, Inc.[2]	6,400	42,816
Dover Downs Gaming & Entertainment, Inc.	2,400	7,656
International Game Technology	42,100	446,260
International Speedway Corp., Cl. A	25,700	598,296
Interval Leisure Group, Inc.[2]	64,000	320,640
F1 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Hotels, Restaurants & Leisure Continued
Isle of Capri Casinos, Inc.[1,2]	17,300	$48,959
Jack in the Box, Inc.[2]	47,800	1,079,802
Krispy Kreme Doughnuts, Inc.[1,2]	79,400	110,366
Life Time Fitness, Inc.[1,2]	41,600	616,096
Marcus Corp. (The)	11,900	122,927
Morgans Hotel Group Co.[1,2]	17,800	64,970
O’Charley’s, Inc.	3,300	8,250
Orient-Express Hotel Ltd., Cl. A1	29,300	185,176
Panera Bread Co., Cl. A1,2	4,670	219,397
Papa John’s International, Inc.[2]	8,700	165,387
Peet’s Coffee & Tea, Inc.[2]	4,000	81,280
Pinnacle Entertainment, Inc.[2]	109,800	744,444
Red Robin Gourmet Burgers, Inc.[2]	44,600	543,228
Ruby Tuesday, Inc.[2]	54,200	67,208
Shuffle Master, Inc.[2]	51,300	173,907
Sonic Corp.[1,2]	69,252	674,514
Speedway Motorsports, Inc.	43,000	620,920
Steak n Shake Co. (The)[1,2]	22,300	127,556
Town Sports International Holdings, Inc.[1,2]	8,900	17,622
Vail Resorts, Inc.[1,2]	47,500	1,107,700
WMS Industries, Inc.[1,2]	77,500	1,722,050
Wyndham Worldwide Corp.	240,550	1,474,572

		23,614,160

Household Durables—1.0%
American Greetings Corp., Cl. A	116,670	506,348
Beazer Homes USA, Inc.[2]	56,030	57,711
Blyth, Inc.	66,700	227,447
Brookfield Homes Corp.[1]	13,400	33,366
Cavco Industries, Inc.[2]	600	14,688
Centex Corp.	162,700	1,384,577
Champion Enterprises, Inc.[2]	37,600	17,296
CSS Industries, Inc.	9,800	148,666
Ethan Allen Interiors, Inc.	24,600	280,194
Furniture Brands International, Inc.	69,087	141,628
Harman International Industries, Inc.	120,000	1,930,800
Helen of Troy Ltd.[2]	51,000	533,970
Hovnanian Enterprises, Inc., Cl. A1,2	260,500	440,245
Jarden Corp.[2]	49,600	517,328
KB Home[1]	46,976	501,234
La-Z-Boy, Inc.[1]	134,300	130,271
Lennar Corp., Cl. A	225,500	1,734,095
M/I Homes, Inc.	52,200	461,448
MDC Holdings, Inc.	10,300	315,592
Meritage Homes Corp.[2]	86,500	953,230
National Presto Industries, Inc.	7,500	503,550
Palm Harbor Homes, Inc.[2]	15,278	54,084
Ryland Group, Inc. (The)	8,300	129,480
Sealy Corp.[2]	98,500	182,225
Snap-On, Inc.	43,139	1,301,935
Stanley Works (The)	35,400	1,106,604
Tempur-Pedic International, Inc.	182,800	1,279,600
Whirlpool Corp.	8,600	287,498

		15,175,110
F2 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

	Shares	Value

Internet & Catalog Retail—0.6%
1-800-FLOWERS.com, Inc.[2]	66,300	$166,413
Blue Nile, Inc.[1,2]	16,750	338,685
Expedia, Inc.[2]	144,100	1,286,813
HSN, Inc.[2]	37,800	179,550
Liberty Media Corp.- Interactive, Series A2	237,700	746,378
NetFlix.com, Inc.[1,2]	52,200	1,886,508
NutriSystem, Inc.[1]	77,073	993,471
Orbitz Worldwide, Inc.[2]	48,600	145,800
Overstock.com, Inc.[1,2]	43,342	475,895
PetMed Express, Inc.[1,2]	32,400	467,856
Priceline.com, Inc.[1,2]	28,100	1,885,229
Shutterfly, Inc.[2]	17,600	116,336
Stamps.com, Inc.[2]	48,800	399,184
Ticketmaster Entertainment, Inc.[2]	48,300	287,385

		9,375,503

Leisure Equipment & Products—0.3%
Brunswick Corp.[1]	303,221	842,954
Callaway Golf Co.	139,400	1,060,834
Eastman Kodak Co.	26,000	117,780
JAKKS Pacific, Inc.[2]	37,800	693,252
Leapfrog Enterprises, Inc.[2]	81,700	164,217
Polaris Industries, Inc.[1]	47,850	1,017,770
Pool Corp.	5,900	93,515
RC2 Corp.[2]	18,000	104,580
Steinway Musical Instruments, Inc.[2]	10,152	117,357

		4,212,259

Media—2.7%
Arbitron, Inc.	42,300	635,346
Ascent Media Corp., Cl. A2	10,300	268,624
Belo Corp., Cl. A	178,500	255,255
Cablevision Systems Corp. New York Group, Cl. A	73,400	1,176,602
CBS Corp., Cl. B	777,100	4,445,012
Central European Media Enterprises Ltd., Cl. A2	8,304	81,877
Charter Communications, Inc., Cl. A2	188,200	16,938
Clear Channel Outdoor Holdings, Inc., Cl. A2	89,400	463,092
Cox Radio, Inc., Cl. A1,2	60,500	305,525
Dish Network Corp., Cl. A2	121,600	1,561,344
DreamWorks Animation SKG, Inc., Cl. A2	49,100	1,077,745
Entercom Communications Corp.	19,800	23,166
Entravision Communications Corp.[2]	17,000	14,280
EW Scripps Co. (The), Cl. A	72,500	116,725
Fisher Communications, Inc.	1,136	17,324
Gannett Co., Inc.[1]	99,500	574,115
Global Sources Ltd.[2]	22,770	97,456
Harte-Hanks, Inc.	52,700	332,010
Hearst-Argyle Television, Inc.	4,700	18,518
Journal Communications, Inc.	16,300	29,177
Knology, Inc.[2]	28,500	133,950
Lamar Advertising Co., Cl. A1,2	131,300	1,183,013
Liberty Media Corp.- Entertainment, Series A2	50,800	932,180
Liberty Media Holding Corp.-Capital, Series A2	3,800	20,862
F3 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Media Continued
Lin TV Corp., Cl. A2	21,709	$15,196
Live Nation, Inc.[2]	42,600	222,798
McClatchy Co., Cl. A1	71,500	47,190
McGraw-Hill Cos., Inc. (The)	83,500	1,836,165
Media General, Inc., Cl. A1	33,100	64,545
Mediacom Communications Corp.[2]	96,700	522,180
Meredith Corp.[1]	91,800	1,466,046
National CineMedia, Inc.	43,460	438,077
News Corp., Inc., Cl. A	599,750	3,832,403
RCN Corp.[2]	3,400	12,512
Scholastic Corp.	46,300	504,670
Sinclair Broadcast Group, Inc., Cl. A	45,400	83,990
Time Warner, Inc.	1,592,700	14,859,891
Valassis Communications, Inc.[2]	10,790	13,811
Viacom, Inc., Cl. B2	52,300	771,425
Walt Disney Co. (The)	168,600	3,486,648
Warner Music Group Corp.[1]	117,700	241,285

		42,198,968

Multiline Retail—0.4%
Big Lots, Inc.[2]	155,500	2,091,475
Dillard’s, Inc., Cl. A1	226,000	983,100
Fred’s, Inc.	112,700	1,156,302
Kohl’s Corp.[2]	18,400	675,464
Nordstrom, Inc.[1]	71,500	907,335
Retail Ventures, Inc.[2]	1,700	4,063

		5,817,739

Specialty Retail—3.5%
Abercrombie & Fitch Co., Cl. A	54,340	969,969
Aeropostale, Inc.[2]	104,500	2,205,995
America’s Car-Mart, Inc.[2]	13,000	118,170
American Eagle Outfitters, Inc.	182,000	1,639,820
AnnTaylor Stores Corp.[2]	236,400	1,163,088
Asbury Automotive Group, Inc.	57,700	206,566
AutoNation, Inc.[1,2]	124,800	1,158,144
Barnes & Noble, Inc.	96,866	1,590,540
bebe stores, inc.	76,000	429,400
Best Buy Co., Inc.[1]	213,750	5,989,275
Big 5 Sporting Goods Corp.	2,092	11,004
Blockbuster, Inc., Cl. A1,2	280,700	359,296
Borders Group, Inc.[2]	85,974	37,829
Brown Shoe Co., Inc.	144,200	676,298
Buckle, Inc. (The)	64,900	1,372,635
Cato Corp., Cl. A	52,300	691,929
Charlotte Russe Holding, Inc.[2]	46,721	240,613
Charming Shoppes, Inc.[2]	104,287	112,630
Chico’s FAS, Inc.[2]	348,800	1,381,248
Children’s Place Retail Stores, Inc.[2]	75,101	1,412,650
Christopher & Banks Corp.	66,475	257,923
Citi Trends, Inc.[1,2]	54,433	518,746
Coldwater Creek, Inc.[2]	192,200	542,004
Collective Brands, Inc.[2]	21,100	225,137
Conn’s, Inc.[1,2]	15,616	189,891
Dress Barn, Inc. (The)[1,2]	109,700	945,614
DSW, Inc., Cl. A1,2	32,600	325,348
Finish Line, Inc. (The), Cl. A	139,245	661,414
Foot Locker, Inc.	88,300	649,888
Gap, Inc. (The)	424,080	4,783,622
Genesco, Inc.[1,2]	43,728	673,411
Group 1 Automotive, Inc.[1]	82,100	818,537
F4 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

	Shares	Value

Specialty Retail Continued
Guess?, Inc.	44,400	$714,396
Gymboree Corp.[2]	33,900	830,550
Haverty Furniture Cos., Inc.[1]	60,116	482,130
hhgregg, Inc.[2]	2,400	19,440
Hibbett Sports, Inc.[1,2]	32,200	438,242
Hot Topic, Inc.[2]	113,866	972,416
J. Crew Group, Inc.[1,2]	34,400	344,000
Jo-Ann Stores, Inc.[1,2]	72,938	931,418
Limited Brands, Inc.	213,000	1,686,960
Lumber Liquidators, Inc.[2]	12,774	113,305
Men’s Wearhouse, Inc. (The)[1]	111,800	1,302,470
Monro Muffler Brake, Inc.	5,700	138,339
New York & Co., Inc.[2]	68,100	134,838
Office Depot, Inc.[2]	481,200	1,039,392
OfficeMax, Inc.	108,984	600,502
Pacific Sunwear of California, Inc.[2]	213,100	266,375
Penske Automotive Group, Inc.[1]	65,600	486,752
Pep Boys-Manny, Moe & Jack[1]	116,516	336,731
RadioShack Corp.	107,430	1,231,148
Rent-A-Center, Inc.[2]	101,824	1,512,086
Ross Stores, Inc.	19,900	585,458
Sally Beauty Holdings, Inc.[1,2]	121,388	574,165
Sherwin-Williams Co.	11,000	525,250
Signet Jewelers Ltd.	15,400	108,416
Sonic Automotive, Inc.[1]	101,868	206,792
Stage Stores, Inc.	105,100	751,465
Systemax, Inc.[1]	41,000	415,330
Talbots, Inc. (The)[1]	125,880	255,536
Tractor Supply Co.[1,2]	50,400	1,698,984
Tween Brands, Inc.[2]	81,910	220,338
Wet Seal, Inc., Cl. A2	123,700	322,857
Williams-Sonoma, Inc.	205,100	1,624,392
Zale Corp.[1,2]	106,700	132,308
Zumiez, Inc.[1,2]	51,900	371,085

		53,732,500

Textiles, Apparel & Luxury Goods—1.0%
American Apparel, Inc.[1,2]	11,500	23,345
Carter’s, Inc.[2]	18,000	305,820
Coach, Inc.[2]	74,995	1,094,927
Crocs, Inc.[1,2]	119,800	143,760
FGX International Holdings Ltd.[2]	8,616	106,838
Fossil, Inc.[2]	72,000	830,880
Jones Apparel Group, Inc.	207,516	718,005
K-Swiss, Inc., Cl. A	14,300	153,296
Kenneth Cole Productions, Inc., Cl. A	14,800	94,572
Liz Claiborne, Inc.	379,170	834,174
Maidenform Brands, Inc.[2]	12,800	114,560
Movado Group, Inc.	11,640	89,395
Oxford Industries, Inc.	52,530	349,850
Perry Ellis International, Inc.[2]	36,500	140,160
Phillips/Van Heusen Corp.	100,800	1,917,216
Polo Ralph Lauren Corp., Cl. A	23,100	947,793
Quicksilver, Inc.[2]	412,200	865,620
Skechers USA, Inc., Cl. A2	26,900	267,924
Steven Madden Ltd.[2]	42,707	742,248
Timberland Co., Cl. A2	124,200	1,364,958
True Religion Apparel, Inc.[1,2]	26,500	302,365
Unifi, Inc.[2]	103,000	189,520
UniFirst Corp.	8,400	220,416
Volcom, Inc.[2]	7,900	65,491
Warnaco Group, Inc. (The)[2]	86,418	1,956,504
F5 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Textiles, Apparel & Luxury Goods Continued
Wolverine World Wide, Inc.	76,380	$1,385,533

		15,225,170

Consumer Staples—3.2%
Beverages—0.2%
Coca-Cola Bottling Co. Consolidated	1,314	59,064
Coca-Cola Co. (The)	61,300	2,618,736
PepsiCo, Inc.	19,100	959,393

		3,637,193

Food & Staples Retailing—1.3%
Andersons, Inc. (The)	4,681	76,722
Casey’s General Stores, Inc.	16,700	354,875
CVS Caremark Corp.	81,600	2,193,408
Kroger Co. (The)	45,400	1,021,500
Nash Finch Co.	20,700	890,721
Pantry, Inc. (The)[2]	59,522	989,851
Safeway, Inc.	417,300	8,942,739
Spartan Stores, Inc.	17,700	328,866
SUPERVALU, Inc.	7,300	128,042
Wal-Mart Stores, Inc.	83,600	3,939,232
Whole Foods Market, Inc.[1]	27,700	283,925
Winn-Dixie Stores, Inc.[2]	14,422	198,158

		19,348,039

Food Products—0.2%
B&G Foods, Inc., Cl. A	5,400	25,056
Bunge Ltd.[1]	5,500	236,170
Darling International, Inc.[2]	161,500	741,285
Del Monte Foods Co.	73,500	489,510
Diamond Foods, Inc.	24,000	616,320
Fresh Del Monte Produce, Inc.[2]	5,800	139,780
J&J Snack Foods Corp.	2,000	69,820
Omega Protein Corp.[2]	37,800	144,396

		2,462,337

Household Products—0.6%
Central Garden & Pet Co., Cl. A2	59,246	355,476
Procter & Gamble Co. (The)	160,067	8,723,652
WD-40 Co.	8,200	205,574

		9,284,702

Personal Products—0.4%
Bare Escentuals, Inc.[1,2]	107,800	391,314
Chattem, Inc.[2]	3,500	236,600
Elizabeth Arden, Inc.[2]	17,600	102,608
Herbalife Ltd.	117,300	2,405,823
Inter Parfums, Inc.	21,240	128,290
NBTY, Inc.[2]	88,800	1,675,656
Nu Skin Asia Pacific, Inc., Cl. A	25,400	241,046
Prestige Brands Holdings, Inc.[2]	60,700	385,445
Revlon, Inc., Cl. A2	1,200	7,092

		5,573,874

Tobacco—0.5%
Philip Morris International, Inc.	186,600	6,932,190
Universal Corp.	43,200	1,321,056

		8,253,246

Energy—18.7%
Energy Equipment & Services—3.9%
Allis-Chalmers Energy, Inc.[2]	69,406	249,862
Baker Hughes, Inc.	104,200	3,471,944
Basic Energy Services, Inc.[2]	84,528	811,469
BJ Services Co.	89,000	979,000
Bronco Drilling Co., Inc.[2]	23,000	121,440
Complete Production Services, Inc.[2]	158,000	1,012,780
Dawson Geophysical Co.[2]	9,300	148,149
F6 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

	Shares	Value

Energy Equipment & Services Continued
Diamond Offshore Drilling, Inc.[1]	12,300	$771,948
Dresser-Rand Group, Inc.[2]	99,830	1,944,688
Dril-Quip, Inc.[2]	20,900	512,050
ENGlobal Corp.[2]	41,800	129,580
ENSCO International, Inc.	44,300	1,212,048
Exterran Holdings, Inc.[1,2]	71,600	1,586,656
Global Industries Ltd.[2]	165,100	569,595
Gulf Island Fabrication, Inc.	40,640	511,658
Gulfmark Offshore, Inc.[2]	27,500	658,350
Halliburton Co.	176,300	3,041,175
Helix Energy Solutions Group, Inc.[2]	175,269	902,635
Helmerich & Payne, Inc.	34,000	763,640
Hercules Offshore, Inc.[2]	145,800	542,376
Hornbeck Offshore Services, Inc.[2]	26,458	469,365
ION Geophysical Corp.[2]	43,600	65,400
Key Energy Services, Inc.[2]	264,400	901,604
Lufkin Industries, Inc.	4,718	164,894
Matrix Service Co.[2]	56,152	297,044
Nabors Industries Ltd.[2]	86,500	947,175
NATCO Group, Inc., Cl. A2	10,600	181,578
National Oilwell Varco, Inc.[2]	98,203	2,596,487
Natural Gas Services Group[2]	18,100	154,755
Newpark Resources, Inc.[2]	85,300	359,113
Noble Corp.[1]	344,000	9,339,600
North American Energy Partners, Inc.[2]	26,400	54,648
Oceaneering International, Inc.[2]	77,000	2,653,420
Oil States International, Inc.[2]	99,000	1,812,690
Parker Drilling Co.[2]	285,652	605,582
Patterson- UTI Energy, Inc.	128,300	1,226,548
Pioneer Drilling Co.[2]	35,700	177,429
Precision Drilling Trust	32,443	161,242
Pride International, Inc.[2]	58,500	943,020
Schlumberger Ltd.	105,600	4,309,536
Seacor Holdings, Inc.[2]	29,300	1,905,672
Smith International, Inc.	7,200	163,440
Superior Energy Services, Inc.[2]	68,097	1,060,951
Tetra Technologies, Inc.[2]	176,400	915,516
Tidewater, Inc.	26,300	1,094,343
Transocean Ltd.[2]	58,800	3,211,656
Union Drilling, Inc.[2]	36,900	169,002
Unit Corp.[2]	61,635	1,537,177
Weatherford International Ltd.[2]	219,000	2,415,570
Willbros Group, Inc.[2]	47,388	461,559

		60,297,059

Oil, Gas & Consumable Fuels—14.8%
Abraxas Petroleum Corp.[2]	39,600	43,164
Alon USA Energy, Inc.[1]	27,400	323,320
Alpha Natural Resources, Inc.[2]	28,100	458,592
Anadarko Petroleum Corp.	350,800	12,888,392
Apache Corp.	217,900	16,342,500
Arena Resources, Inc.[2]	13,300	323,988
ATP Oil & Gas Corp.[1,2]	117,900	527,013
Berry Petroleum Co., Cl. A	135,049	993,961
Bill Barrett Corp.[2]	68,400	1,512,324
BPZ Resources, Inc.[1,2]	4,400	25,344
F7 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Oil, Gas & Consumable Fuels Continued
Brigham Exploration Co.[2]	51,900	$129,750
Callon Petroleum Co.[2]	37,000	78,070
Carrizo Oil & Gas, Inc.[1,2]	55,300	766,458
Chesapeake Energy Corp.	2,500	39,525
Chevron Corp.	324,271	22,867,591
Cimarex Energy Co.	40,200	998,568
ConocoPhillips	336,175	15,978,398
Contango Oil & Gas Co.[2]	3,200	142,720
Crosstex Energy, Inc.	10,000	33,200
CVR Energy, Inc.[2]	101,550	518,921
Delek US Holdings, Inc.	50,040	347,778
Delta Petroleum Corp.[1,2]	25,300	109,802
Denbury Resources, Inc.[2]	125,200	1,532,448
Devon Energy Corp.	60,770	3,743,432
DHT Maritime, Inc.	13,736	85,301
Enbridge Energy Management LLC[2]	2,413	73,662
Encore Acquisition Co.[2]	48,400	1,315,512
Energy Partners Ltd.[2]	62,647	72,671
Exxon Mobil Corp.[1]	665,750	50,916,560
Foundation Coal Holdings, Inc.	112,516	1,825,010
Frontier Oil Corp.	165,700	2,366,196
Frontline Ltd.[1]	26,200	746,962
Gasco Energy, Inc.[2]	53,400	22,428
General Maritime Corp.	34,438	365,732
GeoResources, Inc.[2]	18,800	134,984
Gulfport Energy Corp.[2]	16,056	61,494
Harvest Natural Resources, Inc.[2]	13,100	52,400
Hess Corp.	231,408	12,868,599
Holly Corp.	82,500	1,928,025
International Coal Group, Inc.[1,2]	279,140	675,519
Knightsbridge Tankers Ltd.	24,800	374,480
Marathon Oil Corp.	298,400	8,125,432
Mariner Energy, Inc.[2]	173,600	1,718,640
Massey Energy Co.	82,800	1,256,904
McMoRan Exploration Co.[2]	64,200	429,498
Meridian Resource Corp. (The)[2]	56,700	17,577
Murphy Oil Corp.	144,100	6,366,338
Noble Energy, Inc.	143,000	6,996,990
Occidental Petroleum Corp.	257,500	14,046,625
Overseas Shipholding Group, Inc.	33,400	1,192,380
Patriot Coal Corp.[2]	75,695	388,315
Penn Virginia Corp.	6,100	125,660
PetroQuest Energy, Inc.[2]	126,888	803,201
Pioneer Natural Resources Co.	25,800	377,712
Plains Exploration & Production Co.[2]	75,900	1,603,008
Quicksilver Resources, Inc.[1,2]	101,800	705,474
Rentech, Inc.[2]	3,900	2,691
Rosetta Resources, Inc.[2]	149,300	906,251
SandRidge Energy, Inc.[2]	105,700	703,962
St. Mary Land & Exploration Co.	26,800	518,580
Stone Energy Corp.[2]	117,767	1,010,441
Sunoco, Inc.	40,500	1,875,960
Swift Energy Co.[2]	65,800	1,008,056
Teekay Tankers Ltd., Cl. A	20,900	245,157
Tesoro Corp.	154,300	2,658,589
VAALCO Energy, Inc.[2]	19,700	147,947
Valero Energy Corp.[1]	496,500	11,975,580
W&T Offshore, Inc.	109,194	1,372,569
F8 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

	Shares	Value

Oil, Gas & Consumable Fuels Continued
Walter Industries, Inc.	33,200	$612,208
Western Refining, Inc.	99,100	1,155,506
Westmoreland Coal Co.[2]	1,900	17,385
Whiting Petroleum Corp.[2]	14,200	411,800
Williams (Clayton) Energy, Inc.[2]	4,100	163,180
XTO Energy, Inc.	71,750	2,661,208

		226,211,618

Financials—9.2%
Capital Markets—1.4%
Affiliated Managers Group, Inc.[2]	9,900	397,881
Ameriprise Financial, Inc.	55,400	1,116,310
BGC Partners, Inc., Cl. A	22,190	53,478
BlackRock, Inc.	604	65,715
Cohen & Steers, Inc.[1]	39,300	424,440
E*TRADE Financial Corp.[1,2]	526,300	599,982
Franklin Resources, Inc.	37,100	1,796,382
GAMCO Investors, Inc., Cl. A1	10,800	337,392
GFI Group, Inc.	25,300	79,442
Goldman Sachs Group, Inc. (The)	36,570	2,952,296
Investment Technology Group, Inc.[2]	17,800	385,904
Janus Capital Group, Inc.	113,100	593,775
Jefferies Group, Inc.	1,100	12,694
KBW, Inc.[2]	11,400	214,092
Knight Capital Group, Inc., Cl. A2	101,900	1,837,257
LaBranche & Co., Inc.[2]	186,104	1,276,673
Lazard Ltd., Cl. A	16,800	445,200
Legg Mason, Inc.	44,700	717,882
Morgan Stanley	17,500	354,025
optionsXpress Holdings, Inc.	13,970	152,133
Penson Worldwide, Inc.[2]	30,400	181,792
Piper Jaffray Cos., Inc.[2]	34,100	979,011
Pzena Investment Management, Inc.	9,200	24,288
Sanders Morris Harris Group, Inc.	6,100	25,376
SEI Investments Co.	28,000	354,760
Stifel Financial Corp.[2]	32,700	1,145,808
SWS Group, Inc.	74,976	1,098,398
T. Rowe Price Group, Inc.[1]	51,700	1,425,886
TD Ameritrade Holding Corp.[2]	136,100	1,529,764
thinkorswim Group, Inc.[2]	17,710	133,179
Thomas Weisel Partners Group, Inc.[2]	4,665	14,415
Tradestation Group, Inc.[2]	38,000	209,380
Virtus Investment Partners, Inc.[1,2]	4,438	26,894
Waddell & Reed Financial, Inc., Cl. A	47,300	667,876

		21,629,780

Commercial Banks—1.6%
1st Source Corp.	6,400	113,920
Amcore Financial, Inc.	4,346	6,041
BancFirst Corp.	2,400	85,488
Boston Private Financial Holdings, Inc.	97,300	458,283
Capital City Bank Group, Inc.	630	10,093
Capitol Bancorp Ltd.[1]	6,200	37,262
Cascade Bancorp[1]	15,754	36,864
Cathay Bancorp, Inc.[1]	41,818	531,089
F9 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Commercial Banks Continued
Central Pacific Financial Corp.[1]	86,800	$584,164
Chemical Financial Corp.	10,500	239,400
Citizens Republic Bancorp, Inc.[2]	26,700	30,705
City Bank Lynnwood, WA1	4,100	12,915
City Holding Co.	20,100	516,771
CoBiz Financial, Inc.[1]	16,245	77,164
Colonial BancGroup, Inc. (The)[1]	191,800	151,522
Columbia Banking System, Inc.	16,800	149,520
Community Bank System, Inc.	25,500	457,725
Community Trust Bancorp, Inc.	8,928	249,716
East West Bancorp, Inc.	108,200	1,026,818
First Citizens BancShares, Inc., Cl. A	100	13,986
First Commonwealth Financial Corp.	5,000	47,950
First Community Bancshares, Inc.	2,400	41,304
First Financial Bancorp	4,200	34,104
First Horizon National Corp.[1]	241,555	2,299,604
First Merchants Corp.	11,050	173,264
First Midwest Bancorp, Inc.	28,900	289,000
Frontier Financial Corp.[1]	62,100	109,917
Greene Bankshares, Inc.[1]	13,312	131,656
Guaranty Bancorp[2]	16,200	24,624
Hancock Holding Co.	3,600	98,532
Hanmi Financial Corp.	13,653	26,077
IBERIABANK Corp.	7,300	309,447
Independent Bank Corp.	2,200	40,788
International Bancshares Corp.	10,800	196,776
MainSource Financial Group, Inc.	19,700	192,469
National Penn Bancshares, Inc.[1]	61,800	598,224
NBT Bancorp, Inc.	22,400	511,616
Old National Bancorp[1]	32,600	414,998
Old Second Bancorp, Inc.	800	7,152
Oriental Financial Group, Inc.	32,110	162,156
Pacific Capital Bancorp	89,600	950,656
PacWest Bancorp	56,621	957,461
Park National Corp.[1]	5,400	292,950
Popular, Inc.[1]	304,390	834,029
Provident Bankshares Corp.[1]	116,382	747,172
Regions Financial Corp.	204,300	706,878
Republic Bancorp, Inc., Cl. A1	9,100	163,800
S&T Bancorp, Inc.[1]	4,000	101,720
Sandy Spring Bancorp, Inc.	9,578	135,241
Santander BanCorp[1]	17,300	143,936
Simmons First National Corp.	9,600	236,544
South Financial Group, Inc. (The)	150,500	282,940
Southside Bancshares, Inc.	5,800	110,316
Southwest Bancorp, Inc.	3,284	34,416
Sterling Bancorp	29,600	326,192
Sterling Financial Corp., Western US1	52,900	97,865
Susquehanna Bancshares, Inc.[1]	76,700	843,700
F10 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

	Shares	Value

Commercial Banks Continued
Tompkins Financial Corp.	8,500	$426,275
TriCo Bancshares	2,200	44,308
Trustmark Corp.	12,120	246,036
U.S. Bancorp	129,200	1,917,328
UCBH Holdings, Inc.[1]	187,600	437,108
Umpqua Holdings Corp.[1]	48,300	473,340
United Community Banks, Inc.[1]	72,114	371,387
Webster Financial Corp.	76,400	319,352
Wells Fargo & Co.	116,823	2,207,955
WesBanco, Inc.	12,800	264,448
West Coast Bancorp	4,187	12,435
Western Alliance Bancorp[1,2]	28,544	217,220
Whitney Holding Corp.	6,900	89,631
Wintrust Financial Corp.	36,900	493,353

		24,985,096

Consumer Finance—0.4%
Advance America Cash Advance Centers, Inc.	2,500	3,525
Advanta Corp., Cl. B	4,000	3,120
AmeriCredit Corp.[1,2]	114,399	538,819
Capital One Financial Corp.	19,500	308,880
Cash America International, Inc.	54,000	987,120
Discover Financial Services[1]	251,800	1,800,370
Dollar Financial Corp.[2]	3,100	24,335
EZCORP, Inc., Cl. A2	38,300	519,731
First Cash Financial Services, Inc.[2]	43,600	733,352
First Marblehead Corp. (The)[2]	23,476	26,997
Nelnet, Inc., Cl. A	46,400	641,248
Student Loan Corp. (The)	3,700	173,678
World Acceptance Corp.[1,2]	17,400	333,210

		6,094,385

Diversified Financial Services—1.0%
Asset Acceptance Capital Corp.[1,2]	8,100	33,939
Bank of America Corp.	489,641	3,221,838
CIT Group, Inc.	366,700	1,023,093
Encore Capital Group, Inc.[2]	15,900	83,634
Financial Federal Corp.	48,526	1,053,985
Interactive Brokers Group, Inc., Cl. A2	70,698	1,079,558
JPMorgan Chase & Co.	211,452	5,394,141
Life Partners Holdings, Inc.	2,000	76,000
MarketAxess Holdings, Inc.[2]	16,100	124,292
NewStar Financial, Inc.[2]	4,500	13,320
NYSE Euronext	78,200	1,720,400
PHH Corp.[2]	98,900	1,092,845
Pico Holdings, Inc.[2]	2,400	61,008

		14,978,053

Insurance—3.9%
Allied World Assurance Holdings Ltd.	41,900	1,579,630
Allstate Corp.	20,200	437,734
American Equity Investment Life Holding Co.	86,300	577,347
American Financial Group, Inc.	76,500	1,298,970
American National Insurance Co.	1,000	55,850
American Physicians Capital, Inc.	12,200	518,744
F11 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Insurance Continued
Amerisafe, Inc.[2]	34,600	$648,058
AmTrust Financial Services, Inc.	23,200	190,472
Arch Capital Group Ltd.[2]	8,200	493,230
Aspen Insurance Holdings Ltd.	71,900	1,588,990
Assured Guaranty Ltd.	73,200	558,516
Axis Capital Holdings Ltd.	65,200	1,581,752
Berkley (W.R.) Corp.	67,500	1,787,400
Berkshire Hathaway, Inc., Cl. B2	2,275	6,799,975
Brown & Brown, Inc.	40,900	782,417
Chubb Corp.	48,220	2,053,208
Cincinnati Financial Corp.[1]	29,400	644,742
Citizens, Inc.[1,2]	16,608	135,355
CNA Financial Corp.	110,200	1,281,626
CNA Surety Corp.[2]	27,112	448,704
Conseco, Inc.[2]	355,800	829,014
Delphi Financial Group, Inc., Cl. A	73,179	1,110,125
EMC Insurance Group, Inc.	1,600	31,072
Employers Holdings, Inc.	74,940	1,014,688
Endurance Specialty Holdings Ltd.[1]	40,900	1,114,934
FBL Financial Group, Inc., Cl. A	8,858	91,326
First American Corp.	13,330	291,127
First Mercury Financial Corp.[2]	6,600	72,930
FPIC Insurance Group, Inc.[2]	14,600	568,378
Genworth Financial, Inc., Cl. A	206,900	480,008
Hanover Insurance Group, Inc.	11,700	472,914
Harleysville Group, Inc.	25,600	728,064
Hartford Financial Services Group, Inc. (The)	37,000	486,920
HCC Insurance Holdings, Inc.	30,500	714,005
Hilltop Holdings, Inc.[2]	3,100	31,000
Horace Mann Educators Corp.	97,600	912,560
Infinity Property & Casualty Corp.	26,445	1,015,488
IPC Holdings Ltd.	63,700	1,634,542
Lincoln National Corp.	55,000	832,150
Loews Corp.	167,502	4,087,049
Maiden Holdings Ltd.	2,300	10,465
Max Capital Group Ltd.	93,000	1,581,930
Meadowbrook Insurance Group, Inc.	24,144	146,554
Montpelier Re Holdings Ltd.	15,500	219,170
National Interstate Corp.	500	7,940
Navigators Group, Inc. (The)[2]	3,400	174,556
NYMAGIC, Inc.	284	4,845
Odyssey Re Holdings Corp.	26,946	1,267,809
Old Republic International Corp.	35,828	369,745
OneBeacon Insurance Group Ltd.	31,200	263,640
Partnerre Holdings Ltd.	11,700	766,701
Phoenix Cos., Inc. (The)[1]	88,771	155,349
Platinum Underwriters Holdings Ltd.	48,400	1,346,004
PMA Capital Corp., Cl. A2	18,310	100,888
Presidential Life Corp.	7,700	74,459
F12 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

	Shares	Value

Insurance Continued
ProAssurance Corp.[2]	16,000	$756,160
Protective Life Corp.	163,800	1,356,264
Prudential Financial, Inc.	91,600	2,358,700
RLI Corp.	14,514	819,896
Safety Insurance Group, Inc.	23,100	808,962
Selective Insurance Group, Inc.	49,300	756,755
StanCorp Financial Group, Inc.	36,300	937,266
State Auto Financial Corp.	11,000	243,100
Stewart Information Services Corp.	10,325	153,223
Transatlantic Holdings, Inc.	21,740	698,941
Travelers Cos., Inc. (The)	18,600	718,704
United America Indemnity Ltd., Cl. A2	9,800	103,684
United Fire & Casualty Co.	14,700	294,735
Unitrin, Inc.	74,800	954,448
UnumProvident Corp.	63,700	901,992
XL Capital Ltd., Cl. A	92,400	267,960
Zenith National Insurance Corp.	26,140	732,966

		59,334,825

Real Estate Investment Trusts—0.4%
Alexandria Real Estate Equities, Inc.	6,600	391,644
Apartment Investment & Management Co.	7,351	65,350
BioMed Realty Trust, Inc.	30,690	338,818
Boston Properties, Inc.	2,800	121,240
BRE Properties, Inc., Cl. A	2,800	71,092
CapitalSource, Inc.	13,800	50,232
Corporate Office Properties Trust	3,130	82,569
Developers Diversified Realty Corp.	9,410	45,168
Digital Realty Trust, Inc.	6,700	213,730
Duke Realty Investments, Inc.	6,900	63,549
Entertainment Properties Trust	2,680	60,702
Equity Residential	5,500	131,615
Essex Property Trust, Inc.	2,200	145,310
Federal Realty Investment Trust	2,900	146,827
HCP, Inc.	6,700	156,378
Health Care REIT, Inc.	4,500	170,145
Highwoods Properties, Inc.	7,500	169,200
Home Properties of New York, Inc.	2,410	86,495
Kimco Realty Corp.	8,600	123,668
Liberty Property Trust	8,100	162,000
Macerich Co. (The)	6,200	91,388
Mack-Cali Realty Corp.	3,900	79,248
National Health Investors, Inc.	3,413	88,909
National Retail Properties, Inc.	19,800	285,714
Nationwide Health Properties, Inc.	6,800	173,604
Omega Healthcare Investors, Inc.	12,290	179,803
Plum Creek Timber Co., Inc.	5,100	156,927
Potlatch Corp.	6,960	175,322
ProLogis	18,200	182,182
Public Storage	2,400	148,488
Regency Centers Corp.	4,800	169,440
F13 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Real Estate Investment Trusts Continued
Senior Housing Properties Trust	13,800	$223,284
Simon Property Group, Inc.	2,700	116,046
SL Green Realty Corp.	25,700	403,747
Tanger Factory Outlet Centers, Inc.	2,600	78,780
Taubman Centers, Inc.	2,800	55,580
UDR, Inc.	10,900	127,857
Ventas, Inc.	6,000	167,220
Vornado Realty Trust	2,700	137,187
Washington Real Estate Investment Trust	3,400	80,954
Weingarten Realty Investors	4,500	72,855

		5,990,267

Real Estate Management & Development—0.2%
Avatar Holdings, Inc.[2]	4,400	114,180
CB Richard Ellis Group, Inc., Cl. A2	77,900	280,440
Consolidated- Tomoka Land Co.	400	11,620
Forest City Enterprises, Inc., Cl. A	115,000	777,400
Forestar Group, Inc.[2]	2,500	27,875
Jones Lang LaSalle, Inc.	57,400	1,355,214

		2,566,729

Thrifts & Mortgage Finance—0.3%
Anchor BanCorp Wisconsin, Inc.[1]	8,600	17,372
Bank Mutual Corp.	48,800	430,904
BankFinancial Corp.	1,621	15,610
Brookline Bancorp, Inc.	1,400	13,538
Corus Bankshares, Inc.[1]	5,000	5,550
Danvers Bancorp, Inc.	2,300	28,957
Dime Community Bancshares, Inc.	47,000	472,350
Doral Financial Corp.[2]	954	4,875
First Place Financial Corp.	13,500	38,745
Flagstar Bancorp, Inc.[2]	8,100	4,860
Flushing Financial Corp.	28,500	225,720
MGIC Investment Corp.[1]	437,300	1,206,948
OceanFirst Financial Corp.	10,100	129,482
Ocwen Financial Corp.[1,2]	69,146	615,399
PMI Group, Inc. (The)	331,900	461,341
Provident Financial Services, Inc.	32,700	357,411
Provident New York Bancorp	17,300	164,350
Radian Group, Inc.	221,100	711,942
Tree.com, Inc.[2]	6,299	25,007
Trustco Bank Corp. NY	18,800	125,960

		5,056,321

Health Care—7.5%
Biotechnology—0.8%
Allos Therapeutics, Inc.[2]	14,500	113,535
Amgen, Inc.[2]	97,300	5,336,905
Array BioPharma, Inc.[2]	2,800	11,200
Celldex Therapeutics, Inc.[2]	3,000	22,290
Cubist Pharmaceuticals, Inc.[1,2]	30,300	648,723
CV Therapeutics, Inc.[2]	24,100	377,165
Dendreon Corp.[2]	43,900	147,943
Emergent Biosolutions, Inc.[2]	29,100	638,163
Enzon Pharmaceuticals, Inc.[1,2]	70,600	459,606
Facet Biotech Corp.[2]	38,660	235,053
Geron Corp.[1,2]	26,930	211,131
GTx, Inc.[1,2]	13,800	152,352
Human Genome Sciences, Inc.[2]	166,800	301,908
F14 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

	Shares	Value

Biotechnology Continued
Incyte Corp.[2]	71,795	$210,359
Indevus Pharmaceuticals, Inc.[1,2]	31,500	167,580
Ligand Pharmaceuticals, Inc., Cl. B2	8,500	18,020
MannKind Corp.[1,2]	27,136	96,333
Martek Biosciences Corp.[1]	22,300	589,835
Momenta Pharmaceuticals, Inc.[2]	32,000	346,560
Nabi Biopharmaceuticals, Inc.[2]	5,206	21,501
NPS Pharmaceuticals, Inc.[2]	26,045	162,521
PDL BioPharma, Inc.	193,300	1,240,986
Progenics Pharmaceuticals, Inc.[1,2]	20,434	148,964
Savient Pharmaceuticals, Inc.[2]	47,800	264,812
Seattle Genetics, Inc.[2]	300	3,027

		11,926,472

Health Care Equipment & Supplies—0.8%
Advanced Medical Optics, Inc.[2]	94,000	2,065,180
Align Technology, Inc.[1,2]	89,100	702,108
Analogic Corp.	15,500	387,500
AngioDynamics, Inc.[2]	8,800	119,680
Cardiac Science Corp.[2]	1,694	9,097
ConMed Corp.[2]	13,700	214,405
CryoLife, Inc.[2]	26,900	221,656
Cyberonics, Inc.[2]	35,400	544,806
Exactech, Inc.[2]	15,100	192,374
Greatbatch, Inc.[2]	12,500	291,250
Invacare Corp.	10,800	205,848
Inverness Medical Innovations, Inc.[1,2]	18,600	455,142
IRIS International, Inc.[2]	3,700	36,852
Kensey Nash Corp.[2]	22,500	465,075
Kinetic Concepts, Inc.[2]	1,300	31,330
Medtronic, Inc.	15,100	505,699
Merit Medical Systems, Inc.[2]	34,300	527,877
Natus Medical, Inc.[2]	21,700	167,958
Orthofix International NV2	14,200	226,632
Palomar Medical Technologies, Inc.[2]	18,600	164,610
Quidel Corp.[2]	32,700	402,210
Sirona Dental Systems, Inc.[2]	20,000	240,200
Somanetics Corp.[2]	31,700	464,088
SonoSite, Inc.[2]	7,400	140,526
Stereotaxis, Inc.[1,2]	4,900	12,495
Steris Corp.	9,300	247,380
Symmetry Medical, Inc.[2]	8,500	58,225
Synovis Life Technologies, Inc.[2]	11,300	184,077
Varian Medical Systems, Inc.[2]	4,700	174,511
VNUS Medical Technologies, Inc.[2]	17,300	276,973
Zimmer Holdings, Inc.[2]	50,100	1,823,640
Zoll Medical Corp.[2]	20,400	326,604

		11,886,008

Health Care Providers & Services—3.1%
Aetna, Inc.	337,900	10,474,900
Alliance Imaging, Inc.[2]	27,300	241,878
Almost Family, Inc.[1,2]	5,300	163,452
AMERIGROUP Corp.[2]	67,720	1,894,128
AMN Healthcare Services, Inc.[2]	32,200	218,960
Assisted Living Concepts, Inc.[2]	5,900	23,423
Brookdale Senior Living, Inc.[1]	76,600	520,880
F15 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Health Care Providers & Services Continued
Cardinal Health, Inc.	9,900	$372,735
Catalyst Health Solutions, Inc.[2]	35,700	786,114
Centene Corp.[2]	93,100	1,650,663
Chemed Corp.	22,500	902,925
CIGNA Corp.	95,000	1,649,200
Community Health Systems, Inc.[2]	22,300	415,672
CorVel Corp.[2]	6,300	111,132
Coventry Health Care, Inc.[2]	44,587	674,601
Cross Country Healthcare, Inc.[2]	18,140	135,869
Enstar Group, Inc. (The)	8,900	146,494
Gentiva Health Services, Inc.[2]	15,600	394,368
Hanger Orthopedic Group, Inc.[2]	41,600	567,840
Health Management Associates, Inc., Cl. A2	268,000	426,120
Health Net, Inc.[2]	170,359	2,492,352
Healthspring, Inc.[2]	73,260	1,276,189
Healthways, Inc.[2]	60,400	834,728
InVentiv Health, Inc.[2]	44,400	423,576
Kindred Healthcare, Inc.[2]	78,983	1,071,799
Landauer, Inc.	10,400	713,232
LifePoint Hospitals, Inc.[2]	77,000	1,735,580
Lincare Holdings, Inc.[2]	28,930	695,767
MedCath Corp.[2]	17,452	109,773
MEDNAX, Inc.[2]	16,400	550,548
Molina Healthcare, Inc.[2]	40,400	708,616
National HealthCare Corp.	500	22,750
Odyssey Healthcare, Inc.[2]	36,900	366,048
Omnicare, Inc.	8,800	246,048
Owens & Minor, Inc.	5,000	198,850
PharMerica Corp.[2]	52,200	858,168
RehabCare Group, Inc.[2]	47,076	656,710
Res-Care, Inc.[2]	11,200	151,760
Skilled Healthcare Group, Inc., Cl. A2	5,300	44,149
UnitedHealth Group, Inc.	5,900	167,147
Universal American Corp.[2]	45,300	447,111
Universal Health Services, Inc., Cl. B	7,700	291,445
WellCare Health Plans, Inc.[2]	64,700	956,266
WellPoint, Inc.[2]	268,200	11,116,890

		47,906,856

Health Care Technology—0.1%
Allscripts-Misys Healthcare Solutions, Inc.	44,200	372,164
Computer Programs & Systems, Inc.	16,341	410,649
IMS Health, Inc.	13,700	198,924
Omnicell, Inc.[2]	46,968	366,820

		1,348,557

Life Sciences Tools & Services—0.2%
Albany Molecular Research, Inc.[2]	29,400	251,958
eResearch Technology, Inc.[2]	41,000	237,390
Life Sciences Research, Inc.[2]	6,800	44,880
Life Technologies Corp.[2]	48,962	1,246,573
Luminex Corp.[2]	8,700	177,219
Medivation, Inc.[2]	3,700	69,375
Nektar Therapeutics[2]	26,092	107,238
Thermo Fisher Scientific, Inc.[2]	20,100	722,193
Varian, Inc.[2]	20,700	576,288

		3,433,114
F16 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

	Shares	Value

Pharmaceuticals—2.5%
Abbott Laboratories	21,700	$1,203,048
BioMimetic Therapeutics, Inc.[2]	2,400	19,368
Eli Lilly & Co.	112,850	4,155,137
Endo Pharmaceuticals Holdings, Inc.[1,2]	77,560	1,742,773
Forest Laboratories, Inc.[2]	74,570	1,867,233
Johnson & Johnson	249,300	14,382,117
K-V Pharmaceutical Co., Cl. A2	18,100	11,765
King Pharmaceuticals, Inc.[2]	227,000	1,983,980
Medicis Pharmaceutical Corp., Cl. A	127,300	1,773,289
Noven Pharmaceuticals, Inc.[2]	42,400	421,032
Pain Therapeutics, Inc.[1,2]	16,900	112,216
Pfizer, Inc.	598,500	8,726,130
Pozen, Inc.[2]	10,500	75,390
Questcor Pharmaceuticals, Inc.[2]	20,600	132,870
Salix Pharmaceuticals Ltd.[2]	17,690	141,520
Sepracor, Inc.[2]	23,000	349,600
Vivus, Inc.[2]	10,600	52,046
Watson Pharmaceuticals, Inc.[2]	54,300	1,481,304

		38,630,818

Industrials—15.7%
Aerospace & Defense—3.1%
Aerovironment, Inc.[1,2]	8,500	315,010
American Science & Engineering, Inc.	4,000	312,000
Argon ST, Inc.[2]	9,100	174,174
Axsys Technologies, Inc.[2]	9,500	405,650
BE Aerospace, Inc.[2]	137,000	1,324,790
Boeing Co.	145,424	6,152,889
Ceradyne, Inc.[2]	66,331	1,513,673
Cubic Corp.	55,095	1,496,380
Ducommun, Inc.	37,600	712,144
DynCorp International, Inc., Cl. A2	3,000	45,120
Esterline Technologies Corp.[2]	50,900	1,836,981
Gencorp, Inc.[2]	78,100	226,490
General Dynamics Corp.	81,400	4,617,822
Goodrich Corp.	40,500	1,565,730
Herley Industries, Inc.[2]	5,548	61,805
Honeywell International, Inc.	60,900	1,998,129
L-3 Communications Holdings, Inc.	40,700	3,216,114
Ladish Co., Inc.[2]	15,800	179,646
Lockheed Martin Corp.	4,400	360,976
Northrop Grumman Corp.	222,200	10,692,264
Precision Castparts Corp.	38,600	2,507,070
Raytheon Co.	46,910	2,374,584
Stanley, Inc.[2]	2,900	87,754
Taser International, Inc.[2]	72,400	367,068
Triumph Group, Inc.	28,800	1,304,064
United Technologies Corp.	85,200	4,088,748

		47,937,075

Air Freight & Logistics—0.1%
Atlas Air Worldwide Holdings, Inc.[2]	22,400	325,024
Hub Group, Inc., Cl. A2	23,700	537,990
Pacer International, Inc.	90,016	774,138
UTi Worldwide, Inc.	8,200	89,872

		1,727,024
F17 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Airlines—0.4%
AirTran Holdings, Inc.[2]	233,400	$956,940
Continental Airlines, Inc., Cl. B1,2	66,100	890,367
Hawaiian Holdings, Inc.[2]	68,000	276,760
Republic Airways Holdings, Inc.[2]	73,519	602,121
SkyWest, Inc.	67,400	1,054,810
UAL Corp.[1,2]	145,505	1,373,567
US Airways Group, Inc.[2]	232,600	1,318,842

		6,473,407

Building Products—0.7%
Aaon, Inc.	36,400	659,568
American Woodmark Corp.	12,500	188,125
Ameron International Corp.	23,800	1,186,430
Apogee Enterprises, Inc.	49,800	510,450
Armstrong World Industries, Inc.	60,500	1,003,090
Gibraltar Industries, Inc.	78,300	801,009
Griffon Corp.[2]	95,646	951,678
Insteel Industries, Inc.	73,700	567,490
Lennox International, Inc.	36,900	1,037,259
NCI Building Systems, Inc.[1,2]	47,590	551,568
Owens Corning, Inc.[2]	35,517	473,797
Quanex Building Products Corp.	65,694	557,742
Trex Co., Inc.[1,2]	54,980	813,154
Universal Forest Products, Inc.	42,938	901,698

		10,203,058

Commercial Services & Supplies—2.5%
Acco Brands Corp.[2]	65,598	125,948
Administaff, Inc.	55,170	1,163,535
Advisory Board Co. (The)[2]	5,900	103,250
American Ecology Corp.	21,400	426,930
American Reprographics Co.[2]	69,300	421,344
AMREP Corp.[2]	3,100	86,025
ATC Technology Corp.[2]	23,200	302,760
Bowne & Co., Inc.	18,823	52,704
Brink’s Co. (The)	32,800	866,904
Casella Waste Systems, Inc., Cl. A2	16,200	44,712
CBIZ, Inc.[1,2]	58,000	471,540
CDI Corp.	69,100	740,752
Cenveo, Inc.[2]	87,700	346,415
Clean Harbors, Inc.[2]	5,100	272,901
Comfort Systems USA, Inc.	64,300	657,789
Consolidated Graphics, Inc.[2]	21,900	352,809
Copart, Inc.[2]	22,100	532,389
Cornell Corrections, Inc.[2]	16,720	255,147
Corporate Executive Board Co. (The)	48,013	969,863
CoStar Group, Inc.[2]	30,300	897,486
Courier Corp.	4,500	70,695
CRA International, Inc.[2]	27,400	575,674
Deluxe Corp.	116,460	1,342,784
EnergySolutions, Inc.	136,110	611,134
Equifax, Inc.	47,400	1,171,728
Exponent, Inc.[2]	19,200	470,784
First Advantage Corp., Cl. A2	16,000	203,840
G&K Services, Inc., Cl. A	21,800	402,210
Heidrick & Struggles International, Inc.	48,552	737,990
Hill International, Inc.[2]	38,800	213,400
F18 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

	Shares	Value

Commercial Services & Supplies Continued
HNI Corp.[1]	97,300	$1,285,333
Hudson Highland Group, Inc.[2]	17,200	42,312
ICF International, Inc.[2]	6,400	151,872
Interface, Inc., Cl. A	146,600	598,128
Kelly Services, Inc., Cl. A	40,900	370,554
Kforce, Inc.[2]	32,014	200,088
Kimball International, Inc., Cl. B	4,100	28,249
Knoll, Inc.	62,900	428,978
Korn-Ferry International[2]	122,500	1,151,500
M&F Worldwide Corp.[2]	9,276	98,326
Manpower, Inc.	68,300	1,943,818
McGrath Rentcorp	3,600	75,492
Miller (Herman), Inc.	111,600	1,226,484
Mine Safety Appliances Co.[1]	4,900	96,138
Monster Worldwide, Inc.[2]	175,500	1,616,355
MPS Group, Inc.[2]	238,300	1,441,715
On Assignment, Inc.[2]	47,300	218,999
Pitney Bowes, Inc.	62,400	1,389,024
PRG-Schultz International, Inc.[2]	900	2,817
R.R. Donnelley & Sons Co.[1]	145,600	1,421,056
Resources Connection, Inc.[2]	92,408	1,337,144
Robert Half International, Inc.	102,000	1,728,900
Schawk, Inc.	30,784	250,582
School Specialty, Inc.[2]	20,400	336,600
Spherion Corp.[2]	49,600	70,928
Standard Register Co. (The)	51,670	375,641
Steelcase, Inc., Cl. A	203,000	876,960
Sykes Enterprises, Inc.[2]	23,800	397,698
Team, Inc.[2]	17,900	353,525
TrueBlue, Inc.[2]	142,200	1,208,700
United Stationers, Inc.[2]	30,800	862,708
Viad Corp.	35,900	798,057
Waste Services, Inc.[2]	17,700	89,739
Watson Wyatt & Co. Holdings	13,800	641,700

		38,007,562

Construction & Engineering—1.2%
Baker (Michael) Corp.[2]	21,342	746,116
Chicago Bridge & Iron Co. NV	103,400	1,164,284
Dycom Industries, Inc.[2]	133,600	909,816
EMCOR Group, Inc.[2]	110,200	2,269,018
Fluor Corp.	97,100	3,777,190
Furmanite Corp.[2]	2,900	10,788
Granite Construction, Inc.[1]	34,888	1,228,755
Insituform Technologies, Inc., Cl. A1,2	30,300	568,428
Integrated Electrical Services, Inc.[2]	12,400	102,548
KBR, Inc.	69,800	988,368
Layne Christensen Co.[2]	6,600	104,148
MasTec, Inc.[2]	100,800	1,071,504
Northwest Pipe Co.[2]	10,300	363,178
Orion Marine Group, Inc.[2]	1,200	11,880
Perini Corp.[2]	90,345	1,883,693
Pike Electric Corp.[2]	49,000	551,250
Shaw Group, Inc. (The)[2]	82,800	2,301,840

		18,052,804

Electrical Equipment—1.1%
Acuity Brands, Inc.[1]	67,400	1,811,038
AZZ, Inc.[2]	20,100	450,240
Baldor Electric Co.[1]	106,904	1,497,725
Belden, Inc.	95,300	1,244,618
F19 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Electrical Equipment Continued
Brady Corp., Cl. A	2,600	$54,392
C&D Technologies, Inc.[1,2]	28,600	85,228
Cooper Industries Ltd., Cl. A	27,700	745,407
Emerson Electric Co.	72,400	2,367,480
Encore Wire Corp.[1]	58,992	973,958
EnerSys, Inc.[2]	16,900	153,959
FuelCell Energy, Inc.[2]	20,900	80,674
GrafTech International Ltd.[2]	252,740	2,024,447
Hubbell, Inc., Cl. B	27,900	864,900
LSI Industries, Inc.	12,900	58,695
Plug Power, Inc.[2]	4,700	4,230
Powell Industries, Inc.[2]	12,000	286,560
Rockwell Automation, Inc.	45,200	1,177,008
Smith (A.O.) Corp.	39,300	1,079,964
Vicor Corp.	14,100	66,552
Woodward Governor Co.	53,500	1,100,495

		16,127,570

Industrial Conglomerates—1.0%
3M Co.	60,900	3,275,811
General Electric Co.	881,800	10,696,234
McDermott International, Inc.[2]	29,900	310,063
Raven Industries, Inc.	19,700	429,657
Standex International Corp.	20,160	309,456
Tredegar Corp.	54,558	900,207

		15,921,428

Machinery—4.5%
3D Systems Corp.[2]	800	4,800
Actuant Corp., Cl. A	92,300	1,521,104
AGCO Corp.[2]	30,800	655,424
Albany International Corp., Cl. A	6,200	62,062
Altra Holdings, Inc.[2]	26,500	186,295
American Railcar Industries, Inc.	3,100	26,009
Ampco-Pittsburgh Corp.	30,986	572,931
Badger Meter, Inc.[1]	18,100	426,979
Barnes Group, Inc.	17,000	192,100
Blount International, Inc.[2]	66,800	559,784
Briggs & Stratton Corp.	58,360	863,144
Bucyrus International, Inc., Cl. A	59,700	925,350
Cascade Corp.	7,600	173,964
Caterpillar, Inc.	167,600	5,170,460
Chart Industries, Inc.[2]	81,200	686,952
CIRCOR International, Inc.	46,500	1,034,625
Colfax Corp.[2]	22,385	204,151
Columbus McKinnon Corp.[2]	47,291	601,542
Commercial Vehicle Group, Inc.[2]	10,400	10,400
Crane Co.	111,100	1,935,362
Cummins, Inc.	231,500	5,551,370
Deere & Co.	3,700	128,538
Dover Corp.	84,800	2,398,144
Dynamic Materials Corp.	12,715	154,360
EnPro Industries, Inc.[2]	50,600	925,980
Federal Signal Corp.	114,042	769,784
Flowserve Corp.	5,200	277,212
Gardner Denver, Inc.[2]	87,900	1,913,583
Gorman-Rupp Co. (The)	21,100	540,160
Graco, Inc.	85,600	1,820,712
Graham Corp.[1]	11,400	113,544
Greenbrier Cos., Inc.	6,400	35,520
Harsco Corp.	47,100	1,117,212
IDEX Corp.	65,400	1,478,694
F20 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

	Shares	Value

Machinery Continued
Illinois Tool Works, Inc.	78,900	$2,576,874
Ingersoll-Rand Co. Ltd., Cl. A	206,810	3,352,390
John Bean Technologies Corp.	27,186	263,704
Joy Global, Inc.	42,500	885,275
K-Tron International, Inc.[2]	700	50,197
Kadant, Inc.[2]	19,300	193,772
Kennametal, Inc.	117,500	1,884,700
L.B. Foster Co., Cl. A2	16,600	438,074
Lincoln Electric Holdings, Inc.	39,700	1,634,449
Lydall, Inc.[2]	28,600	105,534
Manitowoc Co., Inc. (The)	222,996	1,226,478
Met-Pro Corp.	4,700	51,512
Mueller Industries, Inc.	56,200	1,130,744
Mueller Water Products, Inc., Cl. A1	134,400	909,888
NACCO Industries, Inc., Cl. A	6,500	207,935
Navistar International Corp.[2]	27,700	841,249
NN, Inc.	21,900	37,230
Nordson Corp.[1]	27,500	830,775
Oshkosh Corp.	192,200	1,387,684
Parker-Hannifin Corp.	214,548	8,197,879
Robbins & Myers, Inc.	71,100	1,229,319
Sauer-Danfoss, Inc.	39,928	301,057
Sun Hydraulics Corp.	22,578	347,701
Tecumseh Products Co., Cl. A2	30,810	252,642
Terex Corp.[2]	84,900	1,005,216
Thermadyne Holdings Corp.[2]	8,000	28,000
Timken Co.	136,100	2,026,529
Titan International, Inc.	126,400	980,864
Toro Co. (The)[1]	64,000	1,895,040
TriMas Corp.[2]	400	576
Trinity Industries, Inc.[1]	67,800	780,378
Twin Disc, Inc.	2,600	17,082
Wabash National Corp.	57,036	160,842
Watts Water Technologies, Inc., Cl. A	4,500	100,260
Xerium Technologies, Inc.[2]	70,400	34,496

		68,404,596

Marine—0.2%
Alexander & Baldwin, Inc.	11,500	253,460
American Commercial Lines, Inc.[2]	86,500	349,460
Excel Maritime Carriers Ltd.[1]	7,700	50,820
Genco Shipping & Trading Ltd.[1]	72,700	1,130,485
Horizon Lines, Inc., Cl. A	15,137	52,071
Kirby Corp.[2]	21,300	510,774
Star Bulk Carriers Corp.[1]	59,730	131,406
TBS International Ltd., Cl. A1,2	75,672	744,612
Ultrapetrol Ltd. (Bahamas)[2]	2,600	5,928

		3,229,016

Road & Rail—0.3%
Amerco[2]	1,700	52,275
Arkansas Best Corp.	57,100	1,335,569
Avis Budget Group, Inc.[2]	169,600	117,024
Celadon Group, Inc.[2]	17,990	140,682
Hertz Global Holdings, Inc.[2]	54,706	276,812
Marten Transport Ltd.[2]	45,800	808,828
F21 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Road & Rail Continued
Norfolk Southern Corp.	8,700	$333,732
Old Dominion Freight Line, Inc.[2]	2,400	60,192
Werner Enterprises, Inc.[1]	91,900	1,378,500
YRC Worldwide, Inc.[1,2]	141,100	406,368

		4,909,982

Trading Companies & Distributors—0.6%
Applied Industrial Technologies, Inc.	67,500	1,065,825
Beacon Roofing Supply, Inc.[1,2]	48,972	623,414
BlueLinx Holdings, Inc.[2]	6,400	15,232
DXP Enterprises, Inc.[2]	13,000	176,540
GATX Corp.	56,274	1,356,203
H&E Equipment Services, Inc.[2]	30,720	204,902
Houston Wire & Cable Co.	47,200	337,480
Interline Brands, Inc.[2]	7,344	58,752
MSC Industrial Direct Co., Inc., Cl. A	36,100	1,236,786
RSC Holdings, Inc.[1,2]	44,200	313,820
Rush Enterprises, Inc., Cl. A2	65,474	595,813
TAL International Group, Inc.	3,400	35,632
Textainer Group Holdings Ltd.	14,768	128,334
United Rentals, Inc.[1,2]	170,041	948,829
Watsco, Inc.	8,700	287,535
WESCO International, Inc.[2]	98,375	1,812,068

		9,197,165

Transportation Infrastructure—0.0%
CAI International, Inc.[2]	26,700	60,075

Information Technology—24.1%
Communications Equipment—3.2%
3Com Corp.[2]	545,497	1,271,008
Acme Packet, Inc.[2]	33,460	147,224
ADTRAN, Inc.	57,910	877,337
Avanex Corp.[2]	8,973	16,869
Avocent Corp.[2]	100,100	1,436,435
BigBand Networks, Inc.[2]	33,741	170,392
Black Box Corp.	10,497	229,150
Brocade Communications Systems, Inc.[2]	627,700	2,391,537
Ciena Corp.[1,2]	168,800	1,053,312
Cisco Systems, Inc.[2]	1,115,400	16,697,538
CommScope, Inc.[2]	132,000	1,903,440
Comtech Telecommunications Corp.[2]	3,800	147,440
Corning, Inc.	186,700	1,887,537
Digi International, Inc.[2]	26,625	202,350
EchoStar Holding Corp.[2]	51,800	780,108
Emulex Corp.[2]	214,000	1,221,940
Extreme Networks, Inc.[2]	19,855	35,143
F5 Networks, Inc.[2]	81,400	1,804,638
Finisar Corp.[2]	285,800	145,758
Harris Corp.	25,000	1,082,250
Harris Stratex Networks, Inc., Cl. A2	17,600	121,440
Hughes Communications, Inc.[2]	2,800	33,796
InterDigital, Inc.[2]	63,900	2,065,887
Ixia[2]	65,418	348,024
JDS Uniphase Corp.[2]	463,500	1,682,505
Loral Space & Communications Ltd.[2]	3,500	46,235
Netgear, Inc.[2]	36,800	409,216
Oplink Communications, Inc.[2]	8,441	59,678
ParkerVision, Inc.[1,2]	24,882	44,539
Plantronics, Inc.	115,010	1,167,352
F22 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

	Shares	Value

Communications Equipment Continued
Polycom, Inc.[2]	83,300	$1,170,365
Powerwave Technologies, Inc.[2]	267,649	120,442
QUALCOMM, Inc.	119,300	4,121,815
SeaChange International, Inc.[2]	64,100	379,472
Sonus Networks, Inc.[2]	65,500	86,460
Starent Networks Corp.[1,2]	42,700	627,690
Symmetricom, Inc.[2]	14,100	52,311
Tekelec, Inc.[2]	71,082	882,838
Tellabs, Inc.[2]	366,000	1,511,580
UTStarcom, Inc.[2]	88,398	129,945
ViaSat, Inc.[2]	9,900	219,384

		48,782,380

Computers & Peripherals—4.3%
3PAR, Inc.[2]	33,300	282,717
Adaptec, Inc.[2]	154,300	430,497
Apple, Inc.[2]	26,000	2,343,380
Avid Technology, Inc.[1,2]	73,100	731,731
Compellent Technologies, Inc.[2]	3,900	47,190
Data Domain, Inc.[1,2]	54,400	708,288
Dell, Inc.[2]	30,188	286,786
Electronics for Imaging, Inc.[2]	98,800	878,332
EMC Corp.[2]	155,000	1,711,200
Hewlett-Packard Co.	491,200	17,069,200
Hutchinson Technology, Inc.[2]	15,639	49,576
Imation Corp.[1]	49,900	486,026
Intermec, Inc.[2]	65,500	813,510
International Business Machines Corp.	242,424	22,218,160
Lexmark International, Inc., Cl. A2	59,600	1,411,328
NCR Corp.[2]	150,000	1,882,500
NetApp, Inc.[2]	57,400	851,242
Netezza Corp.[2]	69,750	423,383
Palm, Inc.[1,2]	131,356	1,007,501
QLogic Corp.[2]	187,300	2,120,236
Rackable Systems, Inc.[2]	24,400	95,892
SanDisk Corp.[2]	180,500	2,063,115
Seagate Technology	289,000	1,095,310
STEC, Inc.[1,2]	58,000	259,840
Sun Microsystems, Inc.[2]	461,100	1,918,176
Synaptics, Inc.[1,2]	77,800	1,833,746
Teradata Corp.[2]	63,400	832,442
Western Digital Corp.[2]	150,200	2,204,936
Xyratex Ltd.[2]	22,400	38,752

		66,094,992

Electronic Equipment & Instruments—2.2%
Agilent Technologies, Inc.[2]	131,200	2,372,096
Agilysys, Inc.	5,962	21,284
Amphenol Corp., Cl. A	70,500	1,843,575
Anixter International, Inc.[1,2]	54,200	1,462,316
Arrow Electronics, Inc.[2]	115,100	2,194,957
Avnet, Inc.[2]	110,820	2,196,452
AVX Corp.	54,300	495,216
Benchmark Electronics, Inc.[2]	142,100	1,668,254
Brightpoint, Inc.[2]	120,100	562,068
Cogent, Inc.[2]	59,300	690,252
Cognex Corp.	35,700	466,242
Coherent, Inc.[2]	39,400	712,746
CTS Corp.	57,640	296,270
Daktronics, Inc.	15,600	134,628
Dolby Laboratories, Inc., Cl. A2	10,084	257,747
DTS, Inc.[2]	25,200	342,720
Electro Scientific Industries, Inc.[2]	25,300	159,896
Gerber Scientific, Inc.[2]	7,800	24,492
Ingram Micro, Inc., Cl. A2	125,600	1,541,112
F23 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Electronic Equipment & Instruments Continued
Insight Enterprises, Inc.[2]	50,600	$262,108
Itron, Inc.[1,2]	11,400	744,420
Jabil Circuit, Inc.	203,800	1,186,116
L-1 Identity Solutions, Inc.[2]	22,970	166,533
Littlefuse, Inc.[2]	28,900	442,170
Methode Electronics, Inc.	99,700	460,614
Molex, Inc.	144,900	1,937,313
MTS Systems Corp.	16,600	434,754
Multi-Fineline Electronix, Inc.[2]	32,100	594,813
National Instruments Corp.	43,200	927,504
Newport Corp.[2]	54,700	292,645
OSI Systems, Inc.[2]	13,600	198,968
Park Electrochemical Corp.	32,108	563,495
PC Connection, Inc.[2]	9,600	46,944
Plexus Corp.[2]	41,652	602,288
RadiSys Corp.[2]	900	4,257
Rofin-Sinar Technologies, Inc.[2]	12,501	211,142
Rogers Corp.[2]	14,400	352,800
Sanmina-SCI Corp.[2]	524,800	173,184
ScanSource, Inc.[2]	11,100	207,792
SYNNEX Corp.[2]	30,500	468,175
Tech Data Corp.[2]	41,000	742,510
Technitrol, Inc.	48,800	107,360
Trimble Navigation Ltd.[2]	75,900	1,124,838
TTM Technologies, Inc.[2]	59,300	357,579
Tyco Electronics Ltd.	93,100	1,318,296
Universal Display Corp.[1,2]	7,300	55,699
Vishay Intertechnology, Inc.[2]	394,690	1,168,282
Zygo Corp.[2]	1,300	7,436

		32,602,358

Internet Software & Services—1.2%
Akamai Technologies, Inc.[2]	63,300	853,284
Art Technology Group, Inc.[2]	37,400	63,954
AsiaInfo Holdings, Inc.[2]	40,100	350,073
Digital River, Inc.[2]	75,900	1,880,043
EarthLink, Inc.[2]	218,874	1,648,121
eBay, Inc.[2]	122,100	1,467,642
Google, Inc., Cl. A2	1,495	506,102
Interwoven, Inc.[2]	51,700	815,309
j2 Global Communications, Inc.[2]	90,100	1,764,158
Knot, Inc. (The)[2]	20,630	141,934
Limelight Networks, Inc.[2]	1,600	4,896
LoopNet, Inc.[2]	51,695	336,018
Marchex, Inc., Cl. B1	39,160	196,192
ModusLink Global Solutions, Inc.[2]	10,100	23,533
Move, Inc.[2]	6,200	10,478
National Information Consortium, Inc.	26,300	140,442
Open Text Corp.[1,2]	46,750	1,637,653
Perficient, Inc.[2]	13,200	51,612
RealNetworks, Inc.[2]	19,200	54,144
S1 Corp.[2]	117,200	781,724
Savvis, Inc.[2]	8,200	52,316
Sohu.com, Inc.[2]	26,700	1,055,985
SonicWALL, Inc.[2]	54,700	192,544
Switch & Data Facilities Co.[2]	16,100	110,768
United Online, Inc.	25,700	157,284
ValueClick, Inc.[2]	233,100	1,456,875
VeriSign, Inc.[2]	64,500	1,245,495
Vignette Corp.[2]	65,100	453,747
VistaPrint Ltd.[2]	19,400	444,260
Vocus, Inc.[2]	16,600	253,316
WebMD Health Corp., Cl. A2	7,500	175,800

		18,325,702

F24 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

	Shares	Value

IT Services—1.4%
Acxiom Corp.	174,283	$1,657,431
Affiliated Computer Services, Inc., Cl. A2	24,000	1,100,640
Broadridge Financial Solutions, Inc.	118,400	1,597,216
Cass Information Systems, Inc.	200	4,768
CIBER, Inc.[2]	152,509	664,939
Computer Sciences Corp.[2]	58,310	2,148,140
Convergys Corp.[2]	273,500	2,059,455
CSG Systems International, Inc.[2]	92,300	1,338,350
DST Systems, Inc.[2]	25,400	806,958
Euronet Worldwide, Inc.[2]	17,000	170,850
Exlservice Holdings, Inc.[2]	16,100	127,995
Fidelity National Information Services, Inc.	4,016	63,895
Forrester Research, Inc.[2]	16,300	340,344
Gartner, Inc.[1,2]	76,600	1,084,656
Global Cash Access, Inc.[2]	54,400	147,424
Hackett Group, Inc. (The)[2]	4,400	12,364
Heartland Payment Systems, Inc.	23,200	210,424
Hewitt Associates, Inc.[2]	40,500	1,149,390
iGate Corp.[2]	41,200	168,508
infoGROUP, Inc.	26,250	96,863
Integral Systems, Inc.[2]	34,730	379,599
Mastech Holdings, Inc.[2]	466	871
Maximus, Inc.	8,200	304,712
Ness Technologies, Inc.[2]	18,500	73,445
NeuStar, Inc., Cl. A2	74,900	1,020,138
Online Resources & Communications Corp.[2]	1,200	3,792
Perot Systems Corp., Cl. A2	93,100	1,209,369
RightNow Technologies, Inc.[2]	49,400	288,496
Sapient Corp.[2]	202,400	862,224
Syntel, Inc.[1]	7,400	159,470
TeleTech Holdings, Inc.[2]	89,400	723,246
Total System Services, Inc.	75,200	952,032
Unisys Corp.[2]	530,500	397,875
Western Union Co.	18,497	252,669
Wright Express Corp.[2]	20,600	240,196

		21,818,744

Office Electronics—0.6%
Xerox Corp.	1,173,900	7,794,696
Zebra Technologies Corp., Cl. A2	99,900	1,681,317

		9,476,013

Semiconductors & Semiconductor Equipment—6.1%
Actel Corp.[2]	38,700	349,074
Advanced Analogic Technologies, Inc.[2]	2,700	8,127
Advanced Energy Industries, Inc.[2]	102,284	918,510
Advanced Micro Devices, Inc.[2]	72,300	158,337
Altera Corp.	113,000	1,737,940
Amkor Technology, Inc.[2]	435,220	1,009,710
Analog Devices, Inc.	150,850	3,013,983
Applied Materials, Inc.	736,500	6,901,005
Applied Micro Circuits Corp.[2]	179,698	718,792
Atheros Communications, Inc.[2]	84,100	1,010,041
Atmel Corp.[2]	335,550	1,120,737
ATMI, Inc.[2]	81,538	1,101,578
Broadcom Corp., Cl. A2	135,600	2,149,260

F25 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Semiconductors & Semiconductor Equipment Continued
Brooks Automation, Inc.[2]	119,698	$547,020
Cabot Microelectronics Corp.[2]	46,000	1,046,960
Cirrus Logic, Inc.[2]	105,300	296,946
Cohu, Inc.	1,293	12,904
Conexant Systems, Inc.[2]	10,700	7,062
Cymer, Inc.[2]	46,900	956,760
Diodes, Inc.[2]	7,300	47,304
DSP Group, Inc.[2]	29,400	191,394
Entegris, Inc.[2]	442,297	614,793
Exar Corp.[2]	57,434	388,828
Fairchild Semiconductor International, Inc., Cl. A2	310,700	1,413,685
FEI Co.[2]	2,300	41,860
Integrated Device Technology, Inc.[2]	320,600	1,840,244
Intel Corp.	1,164,000	15,015,600
International Rectifier Corp.[2]	110,000	1,498,200
Intersil Corp., Cl. A	189,400	1,763,314
IXYS Corp.	28,600	195,910
KLA-Tencor Corp.	112,700	2,258,508
Kulicke & Soffa Industries, Inc.[2]	25,100	38,403
Lattice Semiconductor Corp.[2]	311,200	479,248
LSI Corp.[2]	601,900	1,914,042
Marvell Technology Group Ltd.[2]	318,200	2,319,678
Mattson Technology, Inc.[2]	9,200	9,016
MEMC Electronic Materials, Inc.[2]	95,740	1,302,064
Micrel, Inc.	156,969	1,192,964
MKS Instruments, Inc.[2]	111,800	1,570,790
Monolithic Power Systems, Inc.[2]	26,700	324,405
National Semiconductor Corp.	88,100	893,334
Netlogic Microsystems, Inc.[2]	20,813	441,444
Novellus Systems, Inc.[2]	162,100	2,235,359
NVIDIA Corp.[2]	173,244	1,377,290
OmniVision Technologies, Inc.[2]	140,722	941,430
ON Semiconductor Corp.[2]	85,000	354,450
Pericom Semiconductor Corp.[2]	42,300	260,991
PMC-Sierra, Inc.[2]	329,009	1,602,274
RF Micro Devices, Inc.[2]	134,500	145,260
Rudolph Technologies, Inc.[2]	6,900	19,389
Semtech Corp.[2]	145,290	1,707,158
Silicon Image, Inc.[2]	231,585	849,917
Silicon Laboratories, Inc.[2]	72,844	1,677,597
Silicon Storage Technology, Inc.[2]	46,882	96,108
Skyworks Solutions, Inc.[2]	90,660	391,651
Standard Microsystems Corp.[2]	13,300	184,205
Supertex, Inc.[1,2]	28,138	638,451
Techwell, Inc.[2]	3,900	22,035
Teradyne, Inc.[2]	367,700	1,768,637
Tessera Technologies, Inc.[2]	32,200	378,672
Texas Instruments, Inc.	920,900	13,767,455
Ultratech, Inc.[2]	54,600	611,520
Varian Semiconductor Equipment Associates, Inc.[2]	97,000	1,846,880
Veeco Instruments, Inc.[2]	76,900	371,427

F26 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

	Shares	Value

Semiconductors & Semiconductor Equipment Continued
Verigy Ltd.[2]	79,600	$661,476
Volterra Semiconductor Corp.[1,2]	38,200	267,400
Xilinx, Inc.	88,300	1,487,855
Zoran Corp.[2]	90,600	538,164

		93,022,825

Software—5.1%
Advent Software, Inc.[1,2]	21,200	462,796
Amdocs Ltd.[2]	79,600	1,346,832
Ansys, Inc.[2]	31,600	785,576
Aspen Technology, Inc.[2]	49,620	332,454
Autodesk, Inc.[2]	128,200	2,122,992
Blackbaud, Inc.	34,200	380,646
BMC Software, Inc.[2]	9,700	245,701
Bottomline Technologies, Inc.[2]	11,100	74,148
CA, Inc.	71,400	1,284,486
Cadence Design Systems, Inc.[2]	351,100	1,327,158
Check Point Software Technologies Ltd.[2]	48,100	1,090,427
Citrix Systems, Inc.[2]	55,300	1,163,512
Commvault Systems, Inc.[2]	15,400	204,358
Compuware Corp.[2]	280,100	1,820,650
Concur Technologies, Inc.[1,2]	23,600	582,684
DemandTec, Inc.[2]	5,900	39,530
EPIQ Systems, Inc.[2]	41,000	726,520
FactSet Research Systems, Inc.[1]	23,281	926,584
Fair Isaac Corp.	103,600	1,315,720
Henry (Jack) & Associates, Inc.	25,900	461,020
i2 Technologies, Inc.[1,2]	1,300	8,112
Intuit, Inc.[2]	69,700	1,578,705
JDA Software Group, Inc.[2]	81,300	910,560
Kenexa Corp.[2]	39,850	270,582
Lawson Software, Inc.[2]	37,500	158,250
Manhattan Associates, Inc.[2]	56,200	862,108
Mentor Graphics Corp.[2]	101,524	473,102
MICROS Systems, Inc.[2]	54,640	786,816
Microsoft Corp.	1,242,546	21,247,537
MicroStrategy, Inc., Cl. A2	21,600	835,920
MSC.Software Corp.[2]	21,100	122,802
Net 1 UEPS Technologies, Inc.[2]	110,900	1,489,387
Nuance Communications, Inc.[2]	98,100	967,266
Oracle Corp.[2]	345,400	5,813,082
Parametric Technology Corp.[2]	165,300	1,487,700
Pegasystems, Inc.	9,000	122,130
Phoenix Technologies Ltd.[2]	2,600	6,708
Progress Software Corp.[2]	31,300	533,978
Quest Software, Inc.[2]	113,500	1,415,345
Radiant Systems, Inc.[2]	6,600	22,836
Smith Micro Software, Inc.[2]	37,900	200,870
Solera Holdings, Inc.[2]	8,600	207,174
SPSS, Inc.[2]	18,300	469,944
Sybase, Inc.[2]	73,100	1,996,361
Symantec Corp.[2]	899,200	13,784,736
Symyx Technologies, Inc.[2]	19,200	92,160
Synchronoss Technologies, Inc.[2]	27,700	235,727
Synopsys, Inc.[2]	89,100	1,648,350

F27 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Software Continued
Take-Two Interactive Software, Inc.	126,500	$888,030
Taleo Corp., Cl. A2	7,690	64,827
TIBCO Software, Inc.[2]	374,100	2,001,435
Wind River Systems, Inc.[2]	132,700	1,057,619

		78,453,953

Materials—5.8%
Chemicals—1.8%
Air Products & Chemicals, Inc.	3,400	171,020
American Vanguard Corp.	3,100	44,051
Ashland, Inc.	144,410	1,158,168
Balchem Corp.	5,400	120,582
Cabot Corp.	11,800	157,648
Calgon Carbon Corp.[2]	37,400	470,118
Celanese Corp., Series A	67,175	715,414
CF Industries Holdings, Inc.	32,500	1,527,500
Chemtura Corp.	626,590	469,943
Cytec Industries, Inc.	74,100	1,514,604
Dow Chemical Co. (The)	60,200	697,718
E.I. du Pont de Nemours & Co.	19,500	447,720
Eastman Chemical Co.	28,700	744,765
Ferro Corp.	57,600	228,096
Fuller (H.B.) Co.	80,400	1,123,188
GenTek, Inc.[2]	1,600	21,840
Innophos Holdings, Inc.	20,800	314,704
Innospec, Inc.	36,592	178,203
Koppers Holdings, Inc.	29,200	473,040
Landec Corp.[2]	4,700	25,850
LSB Industries, Inc.[2]	24,000	177,120
Minerals Technologies, Inc.	27,100	1,024,651
Mosaic Co. (The)	168,460	6,008,968
Nalco Holding Co.	60,300	591,543
NewMarket Corp.	10,300	324,450
NOVA Chemicals Corp.	107,200	191,888
Olin Corp.	70,744	993,953
PolyOne Corp.[2]	113,100	231,855
Quaker Chemical Corp.	22,200	253,302
Rockwood Holdings, Inc.[2]	95,300	715,703
RPM International, Inc.	38,900	478,859
Schulman (A.), Inc.	36,355	550,778
Spartech Corp.	61,700	195,589
Stepan Co.	8,100	297,189
Terra Industries, Inc.	97,810	2,003,149
Valhi, Inc.	3,500	51,975
Valspar Corp. (The)	67,600	1,172,860
Westlake Chemical Corp.[1]	12,700	173,609
Zep, Inc.	40,074	440,413
Zoltek Cos., Inc.[1,2]	58,800	416,304

		26,898,330

Construction Materials—0.0%
Headwaters, Inc.[1,2]	118,430	536,488

Containers & Packaging—0.5%
Myers Industries, Inc.	44,100	276,507
Owens-Illinois, Inc.[2]	58,900	1,119,100
Packaging Corp. of America	48,400	687,280
Rock-Tenn Co., Cl. A	39,630	1,235,267
Sealed Air Corp.	78,700	1,066,385
Sonoco Products Co.	62,600	1,435,418
Temple-Inland, Inc.[1]	287,100	1,627,857

		7,447,814

Metals & Mining—3.1%
A. M. Castle & Co.	46,000	389,160
AK Steel Holding Corp.	186,230	1,502,876
Alcoa, Inc.	731,113	5,695,370

F28 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

	Shares	Value

Metals & Mining Continued
Allegheny Technologies, Inc.	42,600	$941,034
Brush Engineered Materials, Inc.[2]	67,037	841,985
Carpenter Technology Corp.	96,000	1,584,000
Century Aluminum Co.[2]	113,305	402,233
Cliffs Natural Resources, Inc.	5,700	132,069
Commercial Metals Co.	109,478	1,258,997
Freeport-McMoRan Copper & Gold, Inc., Cl. B	306,000	7,692,840
General Steel Holdings, Inc.[1,2]	38,100	105,156
Haynes International, Inc.[2]	36,070	658,999
Kaiser Aluminum Corp.	13,100	325,404
Nucor Corp.	207,200	8,451,688
Olympic Steel, Inc.	29,541	468,816
Reliance Steel & Aluminum Co.	77,900	1,723,927
RTI International Metals, Inc.[1,2]	82,156	1,093,496
Schnitzer Steel Industries, Inc.[1]	50,300	1,975,281
Southern Copper Corp.[1]	705,700	9,837,458
Stillwater Mining Co.[1,2]	47,600	197,540
Sutor Technology Group Ltd.[2]	900	1,692
United States Steel Corp.	48,455	1,455,104
Universal Stainless & Alloy Products, Inc.[2]	2,200	31,900
Worthington Industries, Inc.[1]	95,100	956,706

		47,723,731

Paper & Forest Products—0.4%
Buckeye Technologies, Inc.[2]	63,400	185,128
Clearwater Paper Corp.[2]	1,988	22,484
Deltic Timber Corp.	10,000	395,700
Domtar Corp.[2]	768,800	1,145,512
Glatfelter	71,600	623,636
International Paper Co.	141,000	1,285,920
Louisiana-Pacific Corp.	124,700	259,376
MeadWestvaco Corp.	43,900	510,996
Mercer International, Inc.[2]	13,600	17,408
Neenah Paper, Inc.	12,800	86,144
Schweitzer-Mauduit International, Inc.	15,163	324,488
Verso Paper Corp.	4,600	3,082
Wausau Paper Corp.	97,200	924,372

		5,784,246

Telecommunication Services—2.9%
Diversified Telecommunication Services—2.2%
AT&T, Inc.	525,600	12,940,272
Atlantic Tele-Network, Inc.	10,900	234,350
Cbeyond, Inc.[2]	47,100	741,354
Cincinnati Bell, Inc.[2]	474,600	659,694
Cogent Communications Group, Inc.[1,2]	82,300	547,295
Embarq Corp.	82,700	2,954,044
General Communication, Inc., Cl. A2	23,000	151,110
Global Crossing Ltd.[2]	29,809	183,027
Iowa Telecommunications Services, Inc.	51,296	659,154
NTELOS Holdings Corp.	37,200	805,008
PAETEC Holding Corp.[2]	14,200	19,170

F29 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Diversified Telecommunication Services Continued
Premiere Global Services, Inc.[2]	106,900	$1,035,861
Qwest Communications International, Inc.[1]	486,300	1,565,886
Shenandoah Telecommunications Co.	3,160	77,041
tw telecom, Inc.[2]	247,300	1,891,845
Verizon Communications, Inc.	252,200	7,533,214
Windstream Corp.	153,000	1,328,040

		33,326,365

Wireless Telecommunication Services—0.7%
Centennial Communications Corp.[2]	233,100	1,906,758
ICO Global Communication Holdings Ltd.[2]	40,300	23,777
iPCS, Inc.[2]	33,112	164,236
NII Holdings, Inc.[2]	56,800	1,101,920
Sprint Nextel Corp.[2]	1,001,400	2,433,402
Syniverse Holdings, Inc.[2]	104,265	1,413,833
Telephone & Data Systems, Inc.	49,100	1,498,041
United States Cellular Corp.[2]	24,800	1,040,360
USA Mobility, Inc.	54,352	574,501

		10,156,828

Utilities—0.4%
Electric Utilities—0.0%
UIL Holdings Corp.[1]	4,400	116,292
Energy Traders—0.1%
Mirant Corp.[2]	42,200	724,574
Reliant Energy, Inc.[2]	135,370	689,033

		1,413,607

Gas Utilities—0.1%
Laclede Group, Inc. (The)	15,200	689,928
Southwest Gas Corp.	700	18,032
WGL Holdings, Inc.	7,400	237,540

		945,500

Multi-Utilities—0.2%
Avista Corp.	42,312	805,620
CH Energy Group, Inc.	18,000	910,440
Integrys Energy Group, Inc.	11,700	488,475

		2,204,535

Water Utilities—0.0%
American States Water Co.	1,500	51,855
Cascal NV	5,300	24,115
SJW Corp.	15,500	416,792

		492,762

Total Common Stocks (Cost $2,203,295,213)		1,523,730,126

Investment Company—0.0%
Capital Southwest Corp. (Cost $23,495)	200	18,332
Total Investments, at Value (excluding Investments Purchased with Cash Collateral from Securities Loaned) (Cost $2,203,318,708)		1,523,748,458
Investments Purchased with Cash Collateral from Securities Loaned—9.3%[3]
OFI Liquid Assets Fund, LLC, 1.33%[4,5] (Cost $142,464,855)	142,464,855	142,464,855
Total Investments, at Value (Cost $2,345,783,563)	109.0%	1,666,213,313
Liabilities in Excess of Other Assets	(9.0)	(137,128,325)

Net Assets	100.0%	$1,529,084,988

F30 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Footnotes to Statement of Investments
1. Partial or fully-loaned security. See Note 5 of accompanying Notes.
2. Non-income producing security.
3. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 5 of accompanying Notes.
4. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	July 31, 2008	Additions	Reductions	January 31, 2009

OFI Liquid Assets Fund, LLC	188,263,600	567,043,849	612,842,594	142,464,855
Oppenheimer Institutional Money Market Fund, Cl. E	5,173,202	215,407,778	220,580,980	—

			Value	Income

OFI Liquid Assets Fund, LLC			$142,464,855	$1,783,555	[a]
Oppenheimer Institutional Money Market Fund, Cl. E			—	84,509

			$142,464,855	$1,868,064

a. Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.
5. Rate shown is the 7-day yield as of January 31, 2009.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1—quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2) Level 2—inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3—unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The market value of the Fund’s investments was determined based on the following inputs as of January 31, 2009:

	Investments in	Other Financial
Valuation Description	Securities	Instruments*

Level 1—Quoted Prices	$1,666,212,442	$—
Level 2—Other Significant Observable Inputs	871	—
Level 3—Significant Unobservable Inputs	—	—

Total	$1,666,213,313	$—

*Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
See accompanying Notes to Financial Statements.

F31 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
January 31, 2009

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $2,203,318,708)	$1,523,748,458
Affiliated companies (cost $142,464,855)	142,464,855

1,666,213,313
Receivables and other assets:
Investments sold	9,961,206
Interest and dividends	1,313,154
Shares of beneficial interest sold	1,184,587
Other	327,750

Total assets	1,679,000,010

Liabilities
Bank overdraft	800,841
Return of collateral for securities loaned	142,464,855
Payables and other liabilities:
Shares of beneficial interest redeemed	3,624,506
Investments purchased	1,968,137
Transfer and shareholder servicing agent fees	364,981
Shareholder communications	321,938
Distribution and service plan fees	305,872
Trustees’ compensation	8,905
Other	54,987

Total liabilities	149,915,022

Net Assets	$1,529,084,988

Composition of Net Assets
Par value of shares of beneficial interest	$203,240
Additional paid-in capital	2,718,870,631
Accumulated net investment loss	(1,845,490)
Accumulated net realized loss on investments	(508,573,143)
Net unrealized depreciation on investments	(679,570,250)

Net Assets	$1,529,084,988

F32 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $880,096,147 and 115,704,731 shares of beneficial interest outstanding)	$7.61
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$8.07

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $168,279,061 and 23,077,388 shares of beneficial interest outstanding)	$7.29

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $259,830,179 and 35,443,994 shares of beneficial interest outstanding)	$7.33

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $79,658,368 and 10,659,325 shares of beneficial interest outstanding)	$7.47

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $141,221,233 and 18,354,549 shares of beneficial interest outstanding)	$7.69
See accompanying Notes to Financial Statements.

F33 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended January 31, 2009

Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $9,422)	$22,720,846
Affiliated companies	84,509
Income from investment of securities lending cash collateral, net—affiliated companies	1,783,555
Interest	26,384
Other income	49,855

Total investment income	24,665,149

Expenses
Management fees	6,954,516
Distribution and service plan fees:
Class A	1,564,378
Class B	1,117,710
Class C	1,764,770
Class N	252,123
Transfer and shareholder servicing agent fees:
Class A	2,389,372
Class B	415,439
Class C	524,864
Class N	205,055
Class Y	95,265
Shareholder communications:
Class A	109,699
Class B	47,687
Class C	28,172
Class N	4,414
Class Y	7,919
Custodian fees and expenses	52,864
Trustees’ compensation	36,497
Other	77,351

Total expenses	15,648,095
Less reduction to custodian expenses	(798)
Less waivers and reimbursements of expenses	(580,971)

Net expenses	15,066,326

Net Investment Income	9,598,823

Realized and Unrealized Loss
Net realized loss on investments from unaffiliated companies	(214,412,261)
Net change in unrealized depreciation on investments	(769,433,362)

Net Decrease in Net Assets Resulting from Operations	$(974,246,800)

See accompanying Notes to Financial Statements.

F34 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	January 31, 2009	July 31,
	(Unaudited)	2008

Operations
Net investment income	$9,598,823	$20,158,857
Net realized loss	(214,412,261)	(128,456,810)
Net change in unrealized appreciation (depreciation)	(769,433,362)	(433,338,776)

Net decrease in net assets resulting from operations	(974,246,800)	(541,636,729)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(8,285,617)	(19,963,759)
Class B	—	—
Class C	—	(928,338)
Class N	(610,552)	(861,600)
Class Y	(2,512,762)	(4,685,142)

	(11,408,931)	(26,438,839)
Distributions from net realized gain:
Class A	(3,136,402)	(234,140,201)
Class B	(621,756)	(46,049,006)
Class C	(970,135)	(64,871,091)
Class N	(287,615)	(14,111,801)
Class Y	(476,362)	(35,634,158)

	(5,492,270)	(394,806,257)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(400,438,993)	(139,003,616)
Class B	(37,570,696)	(98,042,332)
Class C	(59,051,317)	(46,267,505)
Class N	(3,955,401)	24,305,896
Class Y	(107,808,923)	109,343,158

	(608,825,330)	(149,664,399)

Net Assets
Total decrease	(1,599,973,331)	(1,112,546,224)
Beginning of period	3,129,058,319	4,241,604,543

End of period (including accumulated net investment loss of $1,845,490 and $35,382, respectively)	$1,529,084,988	$3,129,058,319

See accompanying Notes to Financial Statements.

F35 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	January 31, 2009				Year Ended July 31,
Class A	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$11.90	$15.35	$14.04	$13.58	$12.69	$10.70

Income (loss) from investment operations:
Net investment income (loss)	.05 [1]	.10 [1]	.12 [1]	.09 [1]	.12 [1]	(.02)
Net realized and unrealized gain (loss)	(4.24)	(1.98)	1.94	.91	1.86	2.01

Total from investment operations	(4.19)	(1.88)	2.06	1.00	1.98	1.99

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.07)	(.12)	(.09)	(.07)	(.08)	—
Distributions from net realized gain	(.03)	(1.45)	(.66)	(.47)	(1.01)	—

Total dividends and/or distributions to shareholders	(.10)	(1.57)	(.75)	(.54)	(1.09)	—

Net asset value, end of period	$7.61	$11.90	$15.35	$14.04	$13.58	$12.69

Total Return, at Net Asset Value[2]	(35.27)%	(13.62)%	14.87%	7.51%	16.16%	18.60%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$880,096	$1,853,930	$2,566,678	$2,284,257	$1,844,002	$1,213,822

Average net assets (in thousands)	$1,262,299	$2,282,800	$2,691,156	$2,044,335	$1,490,786	$892,462

Ratios to average net assets:[3]
Net investment income	1.04%	0.69%	0.80%	0.68%	0.90%	0.11%
Total expenses	1.29%[4]	1.12%[4]	1.06%[4]	1.08%	1.11%	1.17%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.22%	1.12%	1.06%	1.08%	1.11%	1.17%

Portfolio turnover rate	35%	146%	123%	107%	107%	134%
1. Per share amounts calculated based on the average shares outstanding during the period.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
3. Annualized for periods less than one full year.
4. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended January 31, 2009	1.29%
Year Ended July 31, 2008	1.12%
Year Ended July 31, 2007	1.06%
See accompanying Notes to Financial Statements.

F36 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

	Six Months
	Ended
	January 31, 2009				Year Ended July 31,
Class B	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$11.36	$14.71	$13.50	$13.11	$12.31	$10.47

Income (loss) from investment operations:
Net investment income (loss)	.01 [1]	(.01)[1]	— [1,2]	(.02)[1]	.01 [1]	(.07)
Net realized and unrealized gain (loss)	(4.05)	(1.89)	1.87	.88	1.80	1.91

Total from investment operations	(4.04)	(1.90)	1.87	.86	1.81	1.84

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	—	—	—	—
Distributions from net realized gain	(.03)	(1.45)	(.66)	(.47)	(1.01)	—

Total dividends and/or distributions to shareholders	(.03)	(1.45)	(.66)	(.47)	(1.01)	—

Net asset value, end of period	$7.29	$11.36	$14.71	$13.50	$13.11	$12.31

Total Return, at Net Asset Value[3]	(35.61)%	(14.29)%	14.03%	6.64%	15.17%	17.57%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$168,279	$307,836	$510,881	$479,198	$434,456	$366,608

Average net assets (in thousands)	$222,945	$418,258	$525,389	$455,267	$403,468	$321,870

Ratios to average net assets:[4]
Net investment income (loss)	0.28%	(0.07)%	(0.01)%	(0.15)%	0.06%	(0.76)%
Total expenses	2.06%[5]	1.90%[5]	1.87%[5]	1.91%	1.95%	2.01%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.00%	1.90%	1.87%	1.91%	1.95%	2.01%

Portfolio turnover rate	35%	146%	123%	107%	107%	134%
1. Per share amounts calculated based on the average shares outstanding during the period.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
4. Annualized for periods less than one full year.
5. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended January 31, 2009	2.06%
Year Ended July 31, 2008	1.90%
Year Ended July 31, 2007	1.87%
See accompanying Notes to Financial Statements.

F37 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	January 31, 2009				Year Ended July 31,
Class C	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$11.41	$14.78	$13.56	$13.16	$12.34	$10.48

Income (loss) from investment operations:
Net investment income (loss)	.01 [1]	— [1,2]	.01 [1]	(.01)[1]	.02 [1]	(.05)
Net realized and unrealized gain (loss)	(4.06)	(1.90)	1.87	.88	1.81	1.91

Total from investment operations	(4.05)	(1.90)	1.88	.87	1.83	1.86

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.02)	—	—	—	—
Distributions from net realized gain	(.03)	(1.45)	(.66)	(.47)	(1.01)	—

Total dividends and/or distributions to shareholders	(.03)	(1.47)	(.66)	(.47)	(1.01)	—

Net asset value, end of period	$7.33	$11.41	$14.78	$13.56	$13.16	$12.34

Total Return, at Net Asset Value[3]	(35.54)%	(14.24)%	14.04%	6.69%	15.30%	17.75%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$259,830	$479,789	$680,871	$539,720	$448,492	$348,928

Average net assets (in thousands)	$349,696	$604,615	$641,709	$489,988	$404,242	$289,046

Ratios to average net assets:[4] Net investment income (loss)	0.32%	(0.01)%	0.05%	(0.07)%	0.16%	(0.63)%
Total expenses	1.97%[5]	1.83%[5]	1.80%[5]	1.83%	1.85%	1.89%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.96%	1.83%	1.80%	1.83%	1.85%	1.89%

Portfolio turnover rate	35%	146%	123%	107%	107%	134%
1. Per share amounts calculated based on the average shares outstanding during the period.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
4. Annualized for periods less than one full year.
5. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended January 31, 2009	1.97%
Year Ended July 31, 2008	1.83%
Year Ended July 31, 2007	1.80%
See accompanying Notes to Financial Statements.

F38 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

	Six Months
	Ended
	January 31, 2009				Year Ended July 31,
Class N	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$11.69	$15.12	$13.84	$13.40	$12.56	$10.62

Income (loss) from investment operations:
Net investment income (loss)	.04 [1]	.05 [1]	.07 [1]	.04 [1]	.06 [1]	(.04)
Net realized and unrealized gain (loss)	(4.17)	(1.94)	1.92	.90	1.84	1.98

Total from investment operations	(4.13)	(1.89)	1.99	.94	1.90	1.94

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.06)	(.09)	(.05)	(.03)	(.05)	—
Distributions from net realized gain	(.03)	(1.45)	(.66)	(.47)	(1.01)	—

Total dividends and/or distributions to shareholders	(.09)	(1.54)	(.71)	(.50)	(1.06)	—

Net asset value, end of period	$7.47	$11.69	$15.12	$13.84	$13.40	$12.56

Total Return, at Net Asset Value[2]	(35.42)%	(13.91)%	14.57%	7.09%	15.62%	18.27%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$79,659	$129,855	$141,253	$90,293	$58,243	$33,665

Average net assets (in thousands)	$100,892	$141,529	$123,744	$73,232	$46,600	$22,846

Ratios to average net assets:[3]
Net investment income (loss)	0.78%	0.38%	0.45%	0.30%	0.46%	(0.28)%
Total expenses	1.56%[4]	1.43%[4]	1.39%[4]	1.45%	1.54%	1.62%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.49%	1.43%	1.39%	1.45%	1.53%	1.54%

Portfolio turnover rate	35%	146%	123%	107%	107%	134%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended January 31, 2009	1.56%
Year Ended July 31, 2008	1.43%
Year Ended July 31, 2007	1.39%
See accompanying Notes to Financial Statements.
F39 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	January 31, 2009					Year Ended July 31,
Class Y	(Unaudited)	2008	2007		2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$12.11	$15.60	$14.25		$13.76	$12.86	$10.79

Income (loss) from investment operations:
Net investment income	.07 [1]	.15 [1]	.18	[1]	.14 [1]	.15 [1]	.05
Net realized and unrealized gain (loss)	(4.32)	(2.00)	1.97		.93	1.89	2.02

Total from investment operations	(4.25)	(1.85)	2.15		1.07	2.04	2.07

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.14)	(.19)	(.14)		(.11)	(.13)	—
Distributions from net realized gain	(.03)	(1.45)	(.66)		(.47)	(1.01)	—

Total dividends and/or distributions to shareholders	(.17)	(1.64)	(.80)		(.58)	(1.14)	—

Net asset value, end of period	$7.69	$12.11	$15.60		$14.25	$13.76	$12.86

Total Return, at Net Asset Value[2]	(35.18)%	(13.26)%	15.31%		7.94%	16.43%	19.18%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$141,221	$357,648	$341,922		$149,580	$44,303	$6,589

Average net assets (in thousands)	$220,214	$368,893	$262,277		$90,378	$27,864	$5,921

Ratios to average net assets:[3]
Net investment income	1.51%	1.11%	1.14%		1.01%	1.14%	0.57%
Total expenses	0.75%[4,5,6]	0.69%[4,5,6]	0.68	% [4,5,6]	0.72%[5]	0.82%[5]	0.67%[5]

Portfolio turnover rate	35%	146%	123%		107%	107%	134%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended January 31, 2009	0.75%
Year Ended July 31, 2008	0.69%
Year Ended July 31, 2007	0.68%

5.	Reduction to custodian expenses less than 0.005%.

6.	Waiver or reimbursement of indirect management fees less than 0.005%.
See accompanying Notes to Financial Statements.
F40 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTESTO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Main Street Opportunity Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.
F41 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.
     In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     Fair valued securities may be classified as “Level 3” if the valuation primarily reflects the Manager’s own assumptions about the inputs that market participants would use in valuing such securities.
     There have been no significant changes to the fair valuation methodologies during the period.
F42 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable the Fund’s investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Investments in OFI Liquid Assets Fund, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund’s Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC (“LAF”) is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. The Fund’s investment in LAF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of LAF’s expenses, including its management fee of 0.08%.
F43 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
     During the fiscal year ended July 31, 2008, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of July 31, 2008, the Fund had available for federal income tax purposes post-October losses of $283,082,979.
     As of January 31, 2009, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $497,495,240 expiring by 2017. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended January 31, 2009, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
     The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$2,372,776,871

Gross unrealized appreciation	$80,690,728
Gross unrealized depreciation	(787,254,286)

Net unrealized depreciation	$(706,563,558)

F44 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future
F45 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended January 31, 2009		Year Ended July 31, 2008
	Shares	Amount	Shares	Amount

Class A
Sold	11,881,643	$113,217,190	38,809,701	$537,943,927
Dividends and/or distributions reinvested	1,362,024	10,732,836	16,692,730	230,359,672
Redeemed	(53,321,842)	(524,389,019)	(66,879,246)	(907,307,215)

Net decrease	(40,078,175)	$(400,438,993)	(11,376,815)	$(139,003,616)

Class B
Sold	1,323,930	$11,533,800	3,204,462	$42,423,634
Dividends and/or distributions reinvested	79,365	599,956	3,294,572	43,608,090
Redeemed	(5,435,221)	(49,704,452)	(14,128,466)	(184,074,056)

Net decrease	(4,031,926)	$(37,570,696)	(7,629,432)	$(98,042,332)

Class C
Sold	2,798,430	$24,253,232	6,627,025	$88,689,647
Dividends and/or distributions reinvested	117,875	895,858	4,480,045	59,539,797
Redeemed	(9,508,799)	(84,200,407)	(15,122,904)	(194,496,949)

Net decrease	(6,592,494)	$(59,051,317)	(4,015,834)	$(46,267,505)

Class N
Sold	1,767,534	$16,122,153	4,123,875	$54,936,521
Dividends and/or distributions reinvested	106,230	822,220	1,017,314	13,815,129
Redeemed	(2,322,486)	(20,899,774)	(3,376,497)	(44,445,754)

Net increase (decrease)	(448,722)	$(3,955,401)	1,764,692	$24,305,896

F46 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

	Six Months Ended January 31, 2009		Year Ended July 31, 2008
	Shares	Amount	Shares	Amount

Class Y
Sold	2,211,356	$20,758,679	11,141,011	$153,375,817
Dividends and/or distributions reinvested	375,203	2,986,615	2,878,274	40,295,835
Redeemed	(13,757,680)	(131,554,217)	(6,406,432)	(84,328,494)

Net increase (decrease)	(11,171,121)	$(107,808,923)	7,612,853	$109,343,158

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in Oppenheimer Institutional Money Market Fund and OFI Liquid Assets Fund, LLC, for the six months ended January 31, 2009, were as follows:

	Purchases	Sales

Investment securities	$794,054,518	$1,403,316,100
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.75%
Next $200 million	0.72
Next $200 million	0.69
Next $200 million	0.66
Next $4.2 billion	0.60
Over $5 billion	0.58
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2009, the Fund paid $3,322,443 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided
F47   |   OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2008 for Class B, Class C and Class N shares were $1,187,509, $7,059,241 and $2,111,751, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
		Contingent	Contingent	Contingent	Contingent
	Class A	Deferred Sales	Deferred Sales	Deferred Sales	Deferred Sales
	Front-End Sales	Charges	Charges	Charges	Charges
Six Months	Charges Retained	Retained by	Retained by	Retained by	Retained by
Ended	by Distributor	Distributor	Distributor	Distributor	Distributor

January 31, 2009	$247,579	$5,756	$238,695	$23,308	$2,360
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended January 31, 2009, OFS waived $444,408, $69,911, $26,230 and $37,154 for Class A, Class B, Class C and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.
F48   |   OPPENHEIMER MAIN STREET OPPORTUNITY FUND

     The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended January 31, 2009, the Manager waived $3,268 for IMMF management fees.
5. Securities Lending
The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of January 31, 2009, the Fund had on loan securities valued at $133,417,003. Collateral of $142,464,855 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.
6. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund’s financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund’s financial statements and related disclosures.
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F50    |   OPPENHEIMER MAIN STREET OPPORTUNITY FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that
15   |   OPPENHEIMER MAIN STREET OPPORTUNITY FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Mark Zavanelli and Marc Reinganum, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as Directors or Trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded that in light of the Manager’s experience, reputation, personnel, operations and resources, the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load multi-cap core funds advised by other investment advisers. The Board considered that the Fund outperformed its performance universe median during the five-year period, though it underperformed its performance universe median during the one- and three-year periods. The Board considered the Manager’s assertion that poor stock selection and overweighting in the financials and technology sectors contributed to the Fund’s underperformance in 2007. The Board also considered that year-to-date through May 31, 2008, the Fund was in the third quintile.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and multi-cap core funds with comparable asset levels and distribution features. The Board considered that the Fund’s actual management fees and total expenses were lower than its expense group median.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser,
16   |   OPPENHEIMER MAIN STREET OPPORTUNITY FUND

including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
17   |   OPPENHEIMER MAIN STREET OPPORTUNITY FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, annual and semian-nual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
18   |   OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and

whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 01/31/2009, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.
(2)	Exhibits attached hereto.

(3)	Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Opportunity Fund
By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer
Date: 03/12/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer
Date: 03/12/2009

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date: 03/12/2009